UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                   Investment Company Act file number 811-4803

                     Oppenheimer Limited Term Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                               COUPON       MATURITY         MATURITY*         VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.4%
----------------------------------------------------------------------------------------------------------------------
ALABAMA--2.9%
 $   100,000       AL 21st Century Authority Tobacco
                   Settlement                               5.250%       12/01/2006     12/01/2006     $      103,204
----------------------------------------------------------------------------------------------------------------------
       5,000       AL HFA (Collateralized Home Mortgage)    6.100        10/01/2020     04/01/2009 1            5,116
----------------------------------------------------------------------------------------------------------------------
      45,000       AL Higher Education Loan Corp.
                   (Student Loan)                           6.150        09/01/2010     03/01/2005 1           45,998
----------------------------------------------------------------------------------------------------------------------
      35,000       AL Hsg. Finance Authority                5.750        04/01/2012     04/01/2009 1           36,738
----------------------------------------------------------------------------------------------------------------------
     100,000       AL Private Colleges & Universities
                   Facilities Authority (Tuskegee
                   University)                              5.750        09/01/2026     09/01/2008 1          106,342
----------------------------------------------------------------------------------------------------------------------
     275,000       Athens, AL Electric                      6.000        06/01/2025     06/01/2005 1          284,375
----------------------------------------------------------------------------------------------------------------------
   4,505,000       Bay Minette, AL IDB (B.F. Goodrich)      6.500        02/15/2009     08/15/2005 1        4,557,618
----------------------------------------------------------------------------------------------------------------------
      25,000       Birmingham, AL Baptist Medical Centers
                   (Baptist Health System)                  5.875        11/15/2020     05/01/2005 1           25,763
----------------------------------------------------------------------------------------------------------------------
      30,000       Birmingham, AL Private Educational
                   Building Authority (Birmingham-
                   Southern College)                        6.000        12/01/2021     06/01/2008 1           30,968
----------------------------------------------------------------------------------------------------------------------
      60,000       Birmingham, AL Special Care Facilities
                   Financing Authority (Baptist Health
                   System)                                  6.000        11/15/2024     05/01/2005 1           61,875
----------------------------------------------------------------------------------------------------------------------
      95,000       Courtland, AL IDB (Champion
                   International Corp.)                     5.750        11/01/2027     11/01/2009 1           96,068
----------------------------------------------------------------------------------------------------------------------
      50,000       Courtland, AL IDB (Champion
                   International Corp.)                     6.000        08/01/2029     08/01/2011 1           51,542
----------------------------------------------------------------------------------------------------------------------
   2,000,000       Courtland, AL IDB (Champion
                   International Corp.)                     6.150        06/01/2019     06/01/2007 1        2,067,360
----------------------------------------------------------------------------------------------------------------------
     100,000       Courtland, AL IDB (Champion
                   International Corp.)                     6.500        09/01/2025     09/01/2007 1          104,317
----------------------------------------------------------------------------------------------------------------------
   1,075,000       Courtland, AL IDB (Champion
                   International Corp.), Series A           6.375        03/01/2029     03/01/2005 1        1,081,934
----------------------------------------------------------------------------------------------------------------------
      40,000       Cullman, AL Medical Clinic (Cullman
                   Regional Medical Center)                 6.500        02/15/2013     02/15/2005 1           40,064
----------------------------------------------------------------------------------------------------------------------
   3,175,000       Fairfield, AL Industrial Devel. Board
                   (USX Corp.)                              6.700        12/01/2024     06/01/2005 1        3,315,018
----------------------------------------------------------------------------------------------------------------------
       5,000       Huntsville, AL IDB (Coltec Industries)   9.875        10/01/2010     04/01/2005 1            5,004
----------------------------------------------------------------------------------------------------------------------
      30,000       Jasper, AL Medical Clinic Board
                   (Walker Regional Medical Center) 5       6.400        07/01/2011     01/01/2005 1           30,345
----------------------------------------------------------------------------------------------------------------------
      50,000       Madison, AL GO                           6.000        04/01/2023     04/01/2005 1           51,448
----------------------------------------------------------------------------------------------------------------------
      60,000       Montgomery, AL Medical Clinic Board
                   Health Care                              7.000        03/01/2015     03/01/2005 1           60,146
----------------------------------------------------------------------------------------------------------------------
     370,000       Montgomery, AL Medical Clinic Board
                   Health Care                              7.375        03/01/2006     12/01/2005 1          370,962
----------------------------------------------------------------------------------------------------------------------
  15,000,000       Phenix City, AL IDB (Meadwestvaco)       6.350        05/15/2035     05/15/2012 1       16,124,850
----------------------------------------------------------------------------------------------------------------------
      85,000       Tuskegee, AL GO Warrants                 5.875        03/01/2008     03/01/2005 1           85,298
----------------------------------------------------------------------------------------------------------------------
     775,000       Tuskugee, AL GO                          7.000        01/01/2021     01/01/2006 1          783,610
                                                                                                       ---------------
                                                                                                           29,525,963
----------------------------------------------------------------------------------------------------------------------
ALASKA--0.7%
     100,000       AK HFC, Series A                         5.875        12/01/2030     12/01/2007 1          103,694
----------------------------------------------------------------------------------------------------------------------


                   1 | Oppenheimer Limited Term Municipal Fund

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                               COUPON       MATURITY         MATURITY*         VALUE
----------------------------------------------------------------------------------------------------------------------
ALASKA CONTINUED
 $ 1,460,000       AK Northern Tobacco Securitization
                   Corp. (TASC)                             5.500%       06/01/2029     02/24/2014 2   $    1,279,997
----------------------------------------------------------------------------------------------------------------------
   6,000,000       AK Northern Tobacco Securitization
                   Corp. (TASC)                             6.500        06/01/2031     02/09/2013 2        5,855,460
----------------------------------------------------------------------------------------------------------------------
      30,000       Northern AK Tobacco Securitization
                   Corp. (TASC)                             6.200        06/01/2022     06/19/2008 3           30,002
                                                                                                       ---------------
                                                                                                            7,269,153
----------------------------------------------------------------------------------------------------------------------
ARIZONA--1.5%
      50,000       El Mirage, AZ COP 5                      6.900        08/01/2015     08/01/2005 1           51,045
----------------------------------------------------------------------------------------------------------------------
   2,011,000       Glendale, AZ IDA (National Homes
                   Trust IV)                                7.500        10/20/2035     10/20/2010 1        2,203,955
----------------------------------------------------------------------------------------------------------------------
   2,600,000       Hassayampa, AZ Community Facilities
                   District (Hassayampa Village
                   Community) 5                             7.750        07/01/2021     07/01/2006 1        2,815,800
----------------------------------------------------------------------------------------------------------------------
   1,870,000       Maricopa County, AZ IDA (Christian
                   Care Mesa II)                            6.000        01/01/2014     07/01/2011 3        1,882,922
----------------------------------------------------------------------------------------------------------------------
      65,000       Maricopa County, AZ IDA (Horizon
                   Community Learning Center)               6.375        06/01/2030     06/01/2008 1           68,108
----------------------------------------------------------------------------------------------------------------------
     100,000       Maricopa County, AZ IDA (Sun King
                   Apartments)                              5.875        11/01/2008     08/12/2007 2           95,988
----------------------------------------------------------------------------------------------------------------------
     885,000       Phoenix, AZ IDA (Christian Care
                   Retirement Apartments)                   6.250        01/01/2016     07/01/2005 1          924,754
----------------------------------------------------------------------------------------------------------------------
   4,525,000       Phoenix, AZ IDA (Christian Care
                   Retirement Apartments)                   6.500        01/01/2026     07/01/2008 1        4,728,308
----------------------------------------------------------------------------------------------------------------------
   1,950,000       Phoenix, AZ IDA (Woodstone & Silver
                   Springs)                                 6.250        04/01/2023     04/01/2005 1        1,963,124
----------------------------------------------------------------------------------------------------------------------
      15,000       Pima County, AZ Junior College
                   District                                 7.000        07/01/2009     01/01/2005 1           15,636
----------------------------------------------------------------------------------------------------------------------
     750,000       Verrado, AZ Community Facilities
                   District                                 6.500        07/15/2027     07/15/2013 1          776,978
                                                                                                       ---------------
                                                                                                           15,526,618
----------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
      10,000       AR DFA, Series B                         5.800        01/01/2023     07/01/2009 1           10,336
----------------------------------------------------------------------------------------------------------------------
      25,000       AR DFA, Series C                         6.600        07/01/2017     07/01/2007 1           25,014
----------------------------------------------------------------------------------------------------------------------
       5,000       AR DFA, Series D                         6.850        01/01/2027     07/01/2007 1            5,003
----------------------------------------------------------------------------------------------------------------------
      15,000       AR DFA, Series H                         6.100        07/01/2030     01/01/2007 1           15,503
----------------------------------------------------------------------------------------------------------------------
      70,000       Independence County, AR Pollution
                   Control (Arkansas Power & Light
                   Company)                                 6.250        01/01/2021     07/01/2005 1           70,884
----------------------------------------------------------------------------------------------------------------------
      85,000       Jefferson County, AR Pollution
                   Control (Entergy Arkansas)               5.600        10/01/2017     06/01/2005 1           85,092
----------------------------------------------------------------------------------------------------------------------
      40,000       Pope County, AR Pollution Control
                   (Arkansas Power& Light Company)          6.300        12/01/2016     06/01/2005 1           40,929
----------------------------------------------------------------------------------------------------------------------
      90,000       Pope County, AR Pollution Control
                   (Arkansas Power& Light Company)          6.300        11/01/2020     05/01/2005 1           92,394
----------------------------------------------------------------------------------------------------------------------
     875,000       Warren, AR Solid Waste Disposal
                   (Potlatch Corp.)                         7.500        08/01/2013     02/01/2005 1          876,076
                                                                                                       ---------------
                                                                                                            1,221,231
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA--8.8%
   1,000,000       CA CDA (East Valley Tourist)            11.000        10/01/2020     03/01/2007 3        1,012,800
----------------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
  $2,500,000       CA Chula Vista Redevel. Agency
                   (Bayfront)                               7.625%       09/01/2024     09/01/2005 1   $    2,634,700
----------------------------------------------------------------------------------------------------------------------
     895,000       CA County Tobacco Securitization
                   Agency (TASC)                            5.500        06/01/2033     07/15/2013 2          803,504
----------------------------------------------------------------------------------------------------------------------
   3,220,000       CA County Tobacco Securitization
                   Agency (TASC)                            5.750        06/01/2029     12/01/2012 2        3,029,118
----------------------------------------------------------------------------------------------------------------------
   1,175,000       CA County Tobacco Securitization
                   Agency (TASC)                            5.750        06/01/2030     06/04/2012 2        1,104,148
----------------------------------------------------------------------------------------------------------------------
   2,400,000       CA County Tobacco Securitization
                   Agency (TASC)                            5.875        06/01/2043     06/04/2012 2        2,127,816
----------------------------------------------------------------------------------------------------------------------
   5,000,000       CA Department of Water Resources
                   DRIVERS 5                                7.953 6      05/01/2019     05/01/2012 1        5,819,650
----------------------------------------------------------------------------------------------------------------------
     170,000       CA Fontana Public Finance Authority,
                   Series A                                 5.625        09/01/2024     09/01/2005 1          173,137
----------------------------------------------------------------------------------------------------------------------
  16,485,000       CA Golden State Tobacco
                   Securitization Corp.                     6.250        06/01/2033     09/11/2012 2       16,510,552
----------------------------------------------------------------------------------------------------------------------
   3,450,000       CA Golden State Tobacco
                   Securitization Corp.                     7.800        06/01/2042     06/01/2013 1        3,773,196
----------------------------------------------------------------------------------------------------------------------
   7,350,000       CA Golden State Tobacco
                   Securitization Corp.                     7.900        06/01/2042     06/01/2013 1        8,085,882
----------------------------------------------------------------------------------------------------------------------
   1,200,000       CA Golden State Tobacco
                   Securitization Corp. (TASC)              7.875        06/01/2042     06/01/2013 1        1,318,212
----------------------------------------------------------------------------------------------------------------------
     190,000       CA Golden State Tobacco
                   Securitization Corp. (TASC)              7.875        06/01/2042     06/01/2013 1          208,717
----------------------------------------------------------------------------------------------------------------------
   2,665,000       CA Golden State Tobacco
                   Securitization Corp. RITES 5            11.358 6      06/01/2022     06/01/2008 1        3,153,308
----------------------------------------------------------------------------------------------------------------------
   3,830,000       CA Golden State Tobacco
                   Securitization Corp. RITES 5            11.358 6      06/01/2023     06/01/2008 1        4,494,007
----------------------------------------------------------------------------------------------------------------------
      35,000       CA Loan Purchasing Finance Authority     5.600        10/01/2014     04/01/2005 1           35,274
----------------------------------------------------------------------------------------------------------------------
   3,000,000       CA Pollution Control Financing
                   Authority (Southern California
                   Edison Company)                          6.400        12/01/2024     06/01/2005 1        3,007,380
----------------------------------------------------------------------------------------------------------------------
   1,145,000       CA Public Works (Dept. of
                   Corrections-State Prison)                5.500        06/01/2019     06/01/2005 1        1,169,835
----------------------------------------------------------------------------------------------------------------------
     500,000       CA Riverside County Public Financing
                   Authority COP                            5.750        05/15/2019     05/15/2009 1          526,305
----------------------------------------------------------------------------------------------------------------------
     600,000       CA Sacramento Special Tax (Community
                   Facilities District No. 97-1)            6.750        09/01/2027     09/01/2005 1          624,162
----------------------------------------------------------------------------------------------------------------------
   3,150,000       CA Statewide CDA (Fairfield
                   Apartments)                              6.500        01/01/2016     10/10/2011 3        3,200,715
----------------------------------------------------------------------------------------------------------------------
   3,200,000       CA Statewide CDA COP (Cedars-Sinai
                   Medical Center) INFLOS 5                 8.400 6      11/01/2015     11/01/2005 1        3,270,816
----------------------------------------------------------------------------------------------------------------------
     100,000       CA Statewide CDA COP (Cedars-Sinai
                   Medical Center) PARS & INFLOS            5.400 7      11/01/2015     11/01/2005 1          101,107
----------------------------------------------------------------------------------------------------------------------
     470,000       Coalinga, CA Regional Medical
                   Center COP                               5.000        09/01/2014     02/03/2010 2          468,473
----------------------------------------------------------------------------------------------------------------------
      30,000       Garden Grove, CA COP (Bahia
                   Village/Emerald Isle)                    5.700        08/01/2023     02/01/2005 1           30,626



                   3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                               COUPON        MATURITY         MATURITY*         VALUE
----------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $ 3,750,000       Lake Elsinore, CA Public Financing
                   Authority, Series F                      7.100%       09/01/2020     09/01/2007 1   $    4,068,900
----------------------------------------------------------------------------------------------------------------------
      20,000       Lancaster, CA Redevel. Agency Tax
                   Allocation                               5.700        08/01/2023     02/01/2005 1           20,253
----------------------------------------------------------------------------------------------------------------------
   1,820,000       Northern CA Tobacco Securitization
                   Authority (TASC), Series A               5.250        06/01/2031     05/29/2014 2        1,559,922
----------------------------------------------------------------------------------------------------------------------
     250,000       Northern CA Tobacco Securitization
                   Authority (TASC), Series B               5.000        06/01/2028     04/28/2010 2          226,025
----------------------------------------------------------------------------------------------------------------------
   1,800,000       Oakland, CA GO                           6.000        06/15/2022     06/15/2005 1        1,834,740
----------------------------------------------------------------------------------------------------------------------
     500,000       Sacramento, CA Cogeneration
                   Authority (Proctor & Gamble)             6.375        07/01/2010     07/01/2005 1          517,045
----------------------------------------------------------------------------------------------------------------------
   2,750,000       Sacramento, CA Power Authority
                   (Cogeneration)                           6.000        07/01/2022     07/01/2006 1        2,891,708
----------------------------------------------------------------------------------------------------------------------
      25,000       San Gabriel Valley, CA Schools
                   Financing Authority (Pomona Unified
                   School District)                         5.800        02/01/2019     02/01/2006 1           25,303
----------------------------------------------------------------------------------------------------------------------
   6,000,000       Santa Rosa, CA Rancheria Tachi
                   Yokut Tribe Enterprise                   6.125        03/01/2013     04/06/2011 2        6,025,740
----------------------------------------------------------------------------------------------------------------------
   6,060,000       Southern CA Tobacco Securitization
                   Authority (TASC)                         5.500        06/01/2036     08/18/2014 2        5,343,708
                                                                                                       ---------------
                                                                                                           89,196,784
----------------------------------------------------------------------------------------------------------------------
COLORADO--1.0%
   1,825,000       Adams County, CO Hsg. Authority
                   (Aztec Villa Apts.)                      5.850        12/01/2027     12/01/2009 1        1,896,303
----------------------------------------------------------------------------------------------------------------------
     235,000       Adams County, CO Pollution Control,
                   Series A                                 5.875        04/01/2014     04/01/2005 1         235,714
----------------------------------------------------------------------------------------------------------------------
      15,000       Boulder County, CO Multifamily Hsg.
                   (Legacy Apartments)                      6.100        11/20/2025     11/20/2005 1           15,451
----------------------------------------------------------------------------------------------------------------------
      90,000       CO Health Facilities Authority
                   (Northern Colorado Medical Center)       6.000        05/15/2020     05/15/2005 1           91,148
----------------------------------------------------------------------------------------------------------------------
      12,000       CO Hsg. & Finance Authority, Series
                   A                                        7.400        11/01/2027     05/01/2005 3           12,379
----------------------------------------------------------------------------------------------------------------------
     500,000       CO Hsg. & Finance Authority, Series
                   B-2                                      6.400        10/01/2027     04/01/2006 1          527,415
----------------------------------------------------------------------------------------------------------------------
      40,000       CO Hsg. & Finance Authority, Series
                   B1                                       7.900        12/01/2025     01/01/2005 3           40,346
----------------------------------------------------------------------------------------------------------------------
     265,000       CO Hsg. & Finance Authority, Series
                   C-2                                      6.875        11/01/2028     03/01/2005 3          268,294
----------------------------------------------------------------------------------------------------------------------
     655,000       CO Hsg. & Finance Authority, Series
                   D-2                                      6.350        11/01/2029     11/01/2015 1          673,464
----------------------------------------------------------------------------------------------------------------------
      20,000       Denver, CO City & County Airport         5.600        11/15/2020     11/15/2006 1           20,894
----------------------------------------------------------------------------------------------------------------------
     185,000       Denver, CO City & County Airport         5.600        11/15/2025     11/15/2006 1          190,622
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Denver, CO City & County Airport
                   RITES 5                                  9.341 6      11/15/2014     11/15/2010 1        1,236,670
----------------------------------------------------------------------------------------------------------------------
   1,500,000       Denver, CO City & County Airport
                   RITES 5                                  9.341 6      11/15/2015     11/15/2010 1        1,835,790
----------------------------------------------------------------------------------------------------------------------
   1,500,000       Denver, CO City & County Airport
                   RITES 5                                  9.341 6      11/15/2016     11/15/2010 1        1,835,790
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Denver, CO City & County Airport
                   RITES 5                                  9.341 6      11/15/2018     11/15/2010 1        1,223,860
----------------------------------------------------------------------------------------------------------------------


                   4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
 $    30,000       Morgan County, CO Pollution Control
                   (Public Service Company of Colorado)     5.500%       06/01/2012     06/01/2005 1   $       30,083
                                                                                                       ---------------
                                                                                                           10,134,223
----------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.8%
   2,000,000       CT Devel. Authority Airport
                   Facility (Learjet)                       7.950        04/01/2026     10/01/2014 1        2,359,200
----------------------------------------------------------------------------------------------------------------------
     105,000       CT Devel. Authority Water
                   Facilities (Bridgeport Hydraulic
                   Corp.)                                   5.500        06/01/2028     06/01/2005 1          106,171
----------------------------------------------------------------------------------------------------------------------
     140,000       CT Devel. Authority Water
                   Facilities (Bridgeport Hydraulic
                   Corp.)                                   5.600        06/01/2028     06/01/2005 1          141,435
----------------------------------------------------------------------------------------------------------------------
      20,000       CT H&EFA (Greenwich Hospital
                   Association)                             5.800        07/01/2026     07/01/2006 1           21,280
----------------------------------------------------------------------------------------------------------------------
     410,000       CT H&EFA (New Britain General
                   Hospital), Series B                      6.000        07/01/2024     01/01/2005 1          419,377
----------------------------------------------------------------------------------------------------------------------
      35,000       CT H&EFA (St. Raphael Hospital)          6.200        07/01/2014     01/01/2005 1           35,078
----------------------------------------------------------------------------------------------------------------------
      30,000       CT H&EFA, Series E                       6.500        07/01/2014     01/01/2005 1           31,118
----------------------------------------------------------------------------------------------------------------------
      45,000       CT HFA                                   6.000        11/15/2027     11/15/2008 1           46,555
----------------------------------------------------------------------------------------------------------------------
      20,000       CT HFA, Series G                         5.950        11/15/2017     11/15/2008 1           20,882
----------------------------------------------------------------------------------------------------------------------
   1,510,000       CT Resource Recovery Authority
                   (Browning-Ferris Industries)             6.450        11/15/2022     11/15/2006 1        1,544,806
----------------------------------------------------------------------------------------------------------------------
   2,860,000       Eastern CT Resource Recovery
                   Authority Solid Waste (Wheelabrator
                   Lisbon)                                  5.500        01/01/2020     01/01/2005 1        2,904,330
----------------------------------------------------------------------------------------------------------------------
      40,000       Hartford, CT Redevel. Agency
                   (Underwood)                             10.000        02/01/2025     02/01/2005 1           41,388
----------------------------------------------------------------------------------------------------------------------
     600,000       Mashantucket, CT Western Pequot
                   Tribe, Series B                          5.600        09/01/2009     09/01/2007 1          649,698
                                                                                                       ---------------
                                                                                                            8,321,318
----------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
   1,080,000       DE EDA (Student Hsg.-University
                   Courtyard)                               5.750        08/01/2014     08/01/2010 1        1,184,512
----------------------------------------------------------------------------------------------------------------------
      75,000       DE EDA (United Waterworks)               6.200        06/01/2025     06/01/2005 1           77,627
----------------------------------------------------------------------------------------------------------------------
      25,000       DE Hsg. Authority (Multifamily Mtg.)     7.375        01/01/2015     01/01/2005 1           25,047
----------------------------------------------------------------------------------------------------------------------
      20,000       DE Hsg. Authority (Single Family
                   Mtg.)                                    6.050        07/01/2028     07/01/2009 1           20,271
                                                                                                       ---------------
                                                                                                            1,307,457
----------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.6%
   5,000,000       District of Columbia (Carnegie
                   Endowment)                               5.750        11/15/2026     05/15/2006 1        5,295,600
----------------------------------------------------------------------------------------------------------------------
      35,000       District of Columbia HFA (Single
                   Family), Series A                        6.850        06/01/2031     06/01/2010 1           36,033
----------------------------------------------------------------------------------------------------------------------
      40,000       District of Columbia HFA (Single
                   Family), Series B                        5.900        12/01/2028     06/01/2009 1           41,073
----------------------------------------------------------------------------------------------------------------------
   1,000,000       District of Columbia Tobacco
                   Settlement Financing Corp.               6.250        05/15/2024     11/15/2011 2          990,500
----------------------------------------------------------------------------------------------------------------------
      55,000       Metropolitan Washington D.C.
                   Airport Authority, Series B              5.500        10/01/2023     10/01/2009 1           56,912
                                                                                                       ---------------
                                                                                                            6,420,118
----------------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------
FLORIDA--6.3%
 $    30,000       Bay County, FL Water System              6.250%       09/01/2014     03/01/2005 1   $       30,102
----------------------------------------------------------------------------------------------------------------------
     170,000       Brevard County, FL Industrial
                   Devel. (NUI Corp.)                       6.400        10/01/2024     04/01/2005 1          173,941
----------------------------------------------------------------------------------------------------------------------
      35,000       Brevard County, FL Industrial
                   Devel. (The Kroger Company)              7.250        01/01/2009     01/01/2005 1           36,194
----------------------------------------------------------------------------------------------------------------------
   2,500,000       Brooks of Bonita Springs, FL
                   Community Devel. District, Series A      6.200        05/01/2019     05/01/2006 1        2,638,550
----------------------------------------------------------------------------------------------------------------------
   2,000,000       Broward County, FL Airport
                   Facilities (Learjet)                     7.500        11/01/2020     11/01/2014 1        2,275,380
----------------------------------------------------------------------------------------------------------------------
      15,000       Broward County, FL HFA Single
                   Family Mtg., Series A                    6.200        04/01/2030     04/01/2009 1           15,614
----------------------------------------------------------------------------------------------------------------------
     220,000       Clay County, FL Hsg. Finance
                   Authority (Single Family Mtg.)           6.550        03/01/2028     03/01/2007 1          224,959
----------------------------------------------------------------------------------------------------------------------
      20,000       Collier County, FL IDA (Allete)          6.500        10/01/2025     01/01/2006 1           20,830
----------------------------------------------------------------------------------------------------------------------
   3,400,000       Concorde Estates, FL Community
                   Devel. District                          5.000        05/01/2011     05/01/2007 2        3,407,990
----------------------------------------------------------------------------------------------------------------------
     100,000       Dade County, FL Aviation (Miami
                   International Airport)                   5.750        10/01/2015     10/01/2005 1          103,918
----------------------------------------------------------------------------------------------------------------------
     215,000       Dade County, FL Aviation (Miami
                   International Airport)                   5.750        10/01/2026     10/01/2008 1          227,762
----------------------------------------------------------------------------------------------------------------------
   4,695,000       Dade County, FL Aviation (Miami
                   International Airport)                   6.000        10/01/2024     10/01/2005 1        4,900,172
----------------------------------------------------------------------------------------------------------------------
      20,000       Dade County, FL Health Facilities
                   Authority (Baptist Hospital of
                   Miami)                                   5.250        05/15/2013     05/15/2005 1           20,148
----------------------------------------------------------------------------------------------------------------------
      20,000       Dade County, FL HFA (Lincoln Fields
                   Apartments)                              6.250        07/01/2024     01/01/2005 1           20,024
----------------------------------------------------------------------------------------------------------------------
      15,000       Duval County, FL HFA (Single Family
                   Mtg.)                                    5.950        04/01/2030     04/01/2007 1           15,543
----------------------------------------------------------------------------------------------------------------------
     120,000       Edgewater, FL Water & Sewer              5.500        10/01/2021     04/01/2005 1          121,469
----------------------------------------------------------------------------------------------------------------------
      20,000       Escambia County, FL HFA
                   (Multi-County)                           6.400        10/01/2030     04/01/2010 1           20,166
----------------------------------------------------------------------------------------------------------------------
      80,000       Escambia County, FL HFA, Series C        5.875        10/01/2028     10/01/2008 1           82,483
----------------------------------------------------------------------------------------------------------------------
      85,000       Escambia County, FL Pollution
                   Control (Champion International
                   Corp.)                                   5.875        06/01/2022     12/01/2005 1           85,446
----------------------------------------------------------------------------------------------------------------------
     160,000       Escambia County, FL Pollution
                   Control (Champion International
                   Corp.)                                   6.400        09/01/2030     09/01/2008 1          166,368
----------------------------------------------------------------------------------------------------------------------
      25,000       FL Agriculture & Mechanical
                   University (Student Apts.)               5.625        07/01/2021     07/01/2006 1           26,320
----------------------------------------------------------------------------------------------------------------------
      40,000       FL Department of Corrections COP
                   (Okeechobee Correctional)                6.250        03/01/2015     03/01/2005 1           41,056
----------------------------------------------------------------------------------------------------------------------
   7,660,000       FL Gateway Services Community
                   Devel. District Special Assessment
                   (Sun City Center)                        5.500        05/01/2010     08/15/2005 2        7,770,917
----------------------------------------------------------------------------------------------------------------------
      45,000       FL HFA                                   5.750        07/01/2017     07/01/2009 1           45,613
----------------------------------------------------------------------------------------------------------------------
      15,000       FL HFA (Holly Cove Apartments)           6.250        10/01/2035     10/01/2007 1           15,405
----------------------------------------------------------------------------------------------------------------------
      25,000       FL HFA (Indian Run Apartments)           6.100        12/01/2026     12/01/2008 1           25,945
----------------------------------------------------------------------------------------------------------------------
      15,000       FL HFA (Landings at Sea Forest)          5.850        12/01/2018     12/01/2008 1           15,633
----------------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $    20,000       FL HFA (Mariner Club Apartments),
                   Series K-1                               6.375%       09/01/2036     09/01/2008 1   $       20,729
----------------------------------------------------------------------------------------------------------------------
     480,000       FL HFA (Multifamily Hsg.), Series I      6.500        07/01/2016     04/19/2013 2          458,525
----------------------------------------------------------------------------------------------------------------------
     620,000       FL HFA (Multifamily Hsg.), Series I      6.625        07/01/2028     07/09/2023 2          562,067
----------------------------------------------------------------------------------------------------------------------
      50,000       FL HFA (Riverfront Apartments)           6.200        04/01/2027     04/01/2007 1           52,166
----------------------------------------------------------------------------------------------------------------------
      15,000       FL HFA (Stoddard Arms Apartments)        5.900        09/01/2010     09/01/2006 1           15,665
----------------------------------------------------------------------------------------------------------------------
      15,000       FL HFA (Windchase Apartments),
                   Series C                                 5.900        12/01/2027     06/01/2009 1           15,494
----------------------------------------------------------------------------------------------------------------------
     175,000       FL HFA (Worthington Apartments)          6.050        12/01/2025     12/01/2007 1          180,086
----------------------------------------------------------------------------------------------------------------------
      15,000       FL HFA, Series 3                         6.200        07/01/2016     01/01/2009 1           15,690
----------------------------------------------------------------------------------------------------------------------
      10,000       FL HFA, Series 3                         6.300        07/01/2024     01/01/2007 1           10,467
----------------------------------------------------------------------------------------------------------------------
      25,000       FL HFA, Series A                         6.400        06/01/2024     06/01/2005 1           25,613
----------------------------------------------------------------------------------------------------------------------
      25,000       FL HFC                                   5.900        07/01/2021     07/01/2009 1           25,336
----------------------------------------------------------------------------------------------------------------------
      30,000       FL HFC (Winterlakes Sanctuary),
                   Series H-1                               6.000        09/01/2032     09/01/2011 1           31,499
----------------------------------------------------------------------------------------------------------------------
     100,000       FL State Board of Education GO,
                   Series A                                 5.500        06/01/2017     06/01/2005 1          102,296
----------------------------------------------------------------------------------------------------------------------
      25,000       FL State Board of Education GO,
                   Series F                                 5.500        06/01/2018     06/01/2006 1           26,397
----------------------------------------------------------------------------------------------------------------------
   2,855,000       FL Village Community Devel.
                   District No. 5 Special Assessment,
                   Series B                                 5.000        05/01/2008     07/01/2005 2        2,871,673
----------------------------------------------------------------------------------------------------------------------
   2,695,000       Herons Glen, FL Recreation District
                   Special Assessment                       5.900        05/01/2019     05/01/2010 1        2,763,399
----------------------------------------------------------------------------------------------------------------------
   2,000,000       Herons Glen, FL Recreation District
                   Special Assessment                       6.000        05/01/2029     05/01/2010 1        2,052,740
----------------------------------------------------------------------------------------------------------------------
      55,000       Hillsborough County, FL Aviation
                   Authority (Tampa International
                   Airport)                                 6.000        10/01/2023     10/01/2006 1           58,809
----------------------------------------------------------------------------------------------------------------------
      35,000       Hillsborough County, FL Port
                   District (Tampa Port Authority)          6.000        06/01/2020     06/01/2005 1           36,182
----------------------------------------------------------------------------------------------------------------------
      75,000       Jacksonville, FL Port Authority          5.625        11/01/2018     11/01/2008 1           79,480
----------------------------------------------------------------------------------------------------------------------
     665,000       Jacksonville, FL Water & Sewage
                   (United Waterworks)                      6.350        08/01/2025     08/01/2005 1          692,844
----------------------------------------------------------------------------------------------------------------------
      25,000       Lakeland, FL Light & Water               5.750        10/01/2019     04/01/2005 1           27,200
----------------------------------------------------------------------------------------------------------------------
     835,000       Lee County, FL HFA (Single Family
                   Mtg.)                                    6.450        03/01/2031     10/01/2005 3          856,510
----------------------------------------------------------------------------------------------------------------------
      25,000       Lee County, FL IDA (Bonita Springs
                   Utilities)                               6.050        11/01/2020     11/01/2006 1           26,657
----------------------------------------------------------------------------------------------------------------------
       5,000       Manatee County, FL HFA, Series A         9.125        06/01/2016     06/01/2005 1            5,017
----------------------------------------------------------------------------------------------------------------------
  10,125,000       Martin County, FL IDA (Indiantown
                   Cogeneration)                            7.875        12/15/2025     12/15/2005 1       10,368,608
----------------------------------------------------------------------------------------------------------------------
      85,000       Miami, FL Community Redevel.
                   (Southeast Overtown/Park West)           8.500        10/01/2015     04/01/2005 1           85,297
----------------------------------------------------------------------------------------------------------------------
   3,500,000       Miami, FL Health Facilities
                   Authority (Mercy Hospital) IRS           8.670 6      08/15/2015     02/15/2005 1        3,652,145
----------------------------------------------------------------------------------------------------------------------
      60,000       Miami, FL Redevel. Agency (City
                   Center-Historic Convention Village)      5.875        12/01/2022     12/01/2006 1           61,248
----------------------------------------------------------------------------------------------------------------------
     585,000       Miami, FL Sports & Exhibit
                   Authority, Series A                      6.150        10/01/2020     04/01/2005 1          586,884
----------------------------------------------------------------------------------------------------------------------


                   7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $    40,000       North Palm Beach Heights, FL Water
                   Control District, Series A               6.500%       10/01/2012     04/01/2005 1   $       40,143
----------------------------------------------------------------------------------------------------------------------
     430,000       Oakland, FL Charter School               6.950        12/01/2015     05/01/2011 2          429,639
----------------------------------------------------------------------------------------------------------------------
      15,000       Orange County, FL Health Facilities
                   Authority (Orlando Regional
                   Healthcare System)                       6.000        11/01/2024     05/01/2005 1           15,043
----------------------------------------------------------------------------------------------------------------------
      40,000       Orange County, FL Hsg. Finance
                   Authority                                5.800        09/01/2017     09/01/2009 1           40,202
----------------------------------------------------------------------------------------------------------------------
   4,705,000       Pinellas County, FL HFA (Oaks of
                   Clearwater)                              6.375        06/01/2019     12/01/2013 1        4,862,241
----------------------------------------------------------------------------------------------------------------------
      80,000       Pinellas County, FL HFA, Series A        6.000        04/01/2029     04/01/2008 1           82,402
----------------------------------------------------------------------------------------------------------------------
      45,000       Polk County, FL IDA (Tampa Electric
                   Company)                                 5.850        12/01/2030     12/01/2008 1           46,128
----------------------------------------------------------------------------------------------------------------------
      35,000       Polk County, FL IDA Solid Waste
                   Disposal (Tampa Electric Company)        5.850        12/01/2030     12/01/2008 1           37,379
----------------------------------------------------------------------------------------------------------------------
   2,500,000       Reunion East, FL Community Devel.
                   District Special Assessment              5.200        11/01/2007     05/01/2005 2        2,536,875
----------------------------------------------------------------------------------------------------------------------
     210,000       Santa Rosa Bay, FL Bridge Authority      6.250        07/01/2028     07/01/2006 1          215,382
----------------------------------------------------------------------------------------------------------------------
     900,000       Sumter Landing, FL Community Devel.
                   District Special Assessment              6.250        05/01/2013     05/01/2009 2          924,282
----------------------------------------------------------------------------------------------------------------------
   6,000,000       Volusia County, FL EFA
                   (Emery-Riddle Aeronautical
                   University)                              6.125        10/15/2026     10/15/2008 1        6,192,240
----------------------------------------------------------------------------------------------------------------------
     200,000       Volusia County, FL Health
                   Facilities Authority (Memorial
                   Health Systems)                          5.750        11/15/2020     05/15/2005 1          204,504
----------------------------------------------------------------------------------------------------------------------
      25,000       Wilton Manors, FL Water & Sewage         5.500        10/01/2012     04/01/2005 1           25,445
                                                                                                       ---------------
                                                                                                           63,946,576
----------------------------------------------------------------------------------------------------------------------
GEORGIA--1.8%
   2,000,000       Atlanta, GA Devel. Authority
                   Student Hsg. (ADA/CAU Partners)          6.000        07/01/2036     07/01/2016 1        2,147,060
----------------------------------------------------------------------------------------------------------------------
      75,000       Burke County, GA Devel. Authority
                   (Georgia Power Company)                  5.450        05/01/2034     05/01/2006 1           75,746
----------------------------------------------------------------------------------------------------------------------
   2,100,000       Cobb County, GA Devel. Authority
                   (Boise Cascade Corp.)                    7.000        09/01/2014     09/01/2006 1        2,133,558
----------------------------------------------------------------------------------------------------------------------
      20,000       Fulton County, GA Hsg. Authority         6.550        03/01/2018     03/01/2005 1           20,188
----------------------------------------------------------------------------------------------------------------------
      30,000       GA HFA (Single Family Mtg.)              6.000        06/01/2021     11/01/2009 1           31,634
----------------------------------------------------------------------------------------------------------------------
      15,000       GA Hsg. & Finance Authority (Single
                   Family Mtg.), Series C2                  5.800        12/01/2026     12/01/2009 1           15,708
----------------------------------------------------------------------------------------------------------------------
     115,000       Hinesville, GA HDC (Pineland Square
                   Apartments)                              7.250        04/01/2013     04/01/2005 1          118,220
----------------------------------------------------------------------------------------------------------------------
      25,000       Hinesville, GA Leased Hsg. Corp.
                   (Regency Park)                           7.250        01/15/2011     01/15/2011 1           26,022
----------------------------------------------------------------------------------------------------------------------
      50,000       Macon-Bibb County, GA Industrial
                   Authority                                6.000        05/01/2013     05/01/2005 1           50,568
----------------------------------------------------------------------------------------------------------------------
      20,000       Macon-Bibb County, GA Industrial
                   Authority                                6.100        05/01/2018     05/01/2005 1           20,115
----------------------------------------------------------------------------------------------------------------------
   4,055,000       Northwestern Gwinnett County, GA
                   Facilities Corp. COP (Dept. of
                   Labor)                                   5.750        06/15/2019     05/14/2014 3        4,451,944
----------------------------------------------------------------------------------------------------------------------
   1,615,000       Northwestern Gwinnett County, GA
                   Facilities Corp. COP (Dept. of
                   Motor Vehicle Safety)                    5.750        06/15/2019     05/18/2014 3        1,773,092
---------------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*           VALUE
----------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
 $ 6,200,000       Rockdale County, GA Devel.
                   Authority (Visy Paper)                   7.400%       01/01/2016     01/01/2005 1   $    6,403,360
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Rockdale County, GA Devel.
                   Authority (Visy Paper)                   7.500        01/01/2026     01/01/2006 1        1,032,800
----------------------------------------------------------------------------------------------------------------------
      10,000       Rome, GA New Public Housing
                   Authority 5                              5.750        11/01/2010     05/01/2005 1           11,328
----------------------------------------------------------------------------------------------------------------------
      40,000       Roswell, GA Hsg. Authority (Liberty
                   Wood Creek Apartments)                   5.700        03/01/2024     03/01/2006 1           40,506
----------------------------------------------------------------------------------------------------------------------
     100,000       Savannah, GA EDA (University
                   Financing Foundation)                    6.750        11/15/2031     11/15/2010 1          109,848
                                                                                                       ---------------
                                                                                                           18,461,697
----------------------------------------------------------------------------------------------------------------------
HAWAII--2.3%
   3,385,000       HI Airports System RITES 5               8.569 6      07/01/2018     07/01/2011 1        4,060,037
----------------------------------------------------------------------------------------------------------------------
   7,000,000       HI Department of Budget & Finance
                   RITES 5                                  8.718 6      07/01/2020     07/11/2010 1        8,342,600
----------------------------------------------------------------------------------------------------------------------
     875,000       HI Department of Budget & Finance
                   Special Purpose(Hawaiian Electric
                   Company)                                 5.450        11/01/2023     05/01/2005 1          885,360
----------------------------------------------------------------------------------------------------------------------
      85,000       HI Department of Budget & Finance
                   Special Purpose(Hawaiian Electric
                   Company)                                 5.650        10/01/2027     10/01/2013 1           91,926
----------------------------------------------------------------------------------------------------------------------
      50,000       HI Department of Budget & Finance
                   Special Purpose(Hawaiian Electric
                   Company)                                 5.875        12/01/2026     12/01/2006 1           53,451
----------------------------------------------------------------------------------------------------------------------
   7,525,000       HI Department of Budget & Finance
                   Special Purpose(Hawaiian Electric
                   Company)                                 6.600        01/01/2025     01/01/2005 1        7,627,114
----------------------------------------------------------------------------------------------------------------------
     180,000       HI Department of Budget & Finance
                   Special Purpose(Kapiolani Health
                   Care System)                             6.000        07/01/2019     07/01/2005 1          181,130
----------------------------------------------------------------------------------------------------------------------
   1,710,000       HI Department of Budget & Finance
                   Special Purpose(Kapiolani Health
                   Care System)                             6.300        07/01/2008     01/01/2005 1        1,731,734
----------------------------------------------------------------------------------------------------------------------
      25,000       HI Department of Budget & Finance
                   Special Purpose(Kapiolani Health
                   Care)                                    6.250        07/01/2021     07/01/2006 1           26,053
----------------------------------------------------------------------------------------------------------------------
      50,000       HI Harbor Capital Improvement            5.500        07/01/2027     07/01/2009 1           51,755
----------------------------------------------------------------------------------------------------------------------
      20,000       HI HF&D Corp. (Single Family Mtg.),
                   Series B                                 5.700        07/01/2013     07/01/2006 1           20,464
----------------------------------------------------------------------------------------------------------------------
     145,000       HI HF&D Corp. (Single Family Mtg.),
                   Series B                                 5.900        07/01/2027     07/01/2006 1          148,383
----------------------------------------------------------------------------------------------------------------------
      10,000       HI HF&D Corp. (Single Family Mtg.),
                   Series B                                 5.900        07/01/2027     07/01/2005 1           10,233
                                                                                                       ---------------
                                                                                                           23,230,240
----------------------------------------------------------------------------------------------------------------------
IDAHO--0.3%
      40,000       Boise City, ID COP                       5.600        09/01/2030     09/01/2005 1           40,644
----------------------------------------------------------------------------------------------------------------------
      15,000       ID Hsg. & Finance Association
                   (Single Family Mtg.), Series F           6.050        07/01/2009     08/01/2005 3           15,012
----------------------------------------------------------------------------------------------------------------------
      25,000       ID Hsg. & Finance Association
                   (Single Family Mtg.), Series H-2         6.200        07/01/2028     11/15/2006 3           25,346
---------------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
IDAHO CONTINUED
 $    10,000       ID Hsg. Agency (Single Family
                   Mtg.), Series A                          5.850%       01/01/2005      01/01/2005    $       10,000
----------------------------------------------------------------------------------------------------------------------
      15,000       ID Hsg. Agency (Single Family
                   Mtg.), Series A                          6.125        07/01/2026     12/31/2010 2           15,583
----------------------------------------------------------------------------------------------------------------------
      25,000       ID Water Resource Board (General
                   Waterworks Corp.)                        6.400        10/01/2024     04/01/2005 1           25,081
----------------------------------------------------------------------------------------------------------------------
   2,395,000       Pocatello, ID Devel. Authority
                   Revenue Allocation Tax Increment,
                   Series A                                 5.500        08/01/2017     02/08/2014 2        2,395,766
                                                                                                       ---------------
                                                                                                            2,527,432
----------------------------------------------------------------------------------------------------------------------
ILLINOIS--1.6%
   1,700,000       Bedford Park, IL Tax Increment
                   (71st & Cicero)                          7.375        01/01/2012     01/01/2006 1        1,788,723
----------------------------------------------------------------------------------------------------------------------
     120,000       Bryant, IL Pollution Control
                   (Central IL Light Company)               5.900        08/01/2023     08/01/2005 1          122,466
----------------------------------------------------------------------------------------------------------------------
       5,000       Chicago, IL Board of Education
                   (Chicago School Reform)                  5.750        12/01/2027     12/01/2007 1            5,483
----------------------------------------------------------------------------------------------------------------------
   1,485,000       Chicago, IL FHA Insured Mortgage
                   Loan (Lakeview Towers)                   6.550        12/01/2012     06/01/2005 1        1,492,856
----------------------------------------------------------------------------------------------------------------------
     150,000       Chicago, IL Metropolitan HDC             6.850        07/01/2022     01/01/2005 1          151,295
----------------------------------------------------------------------------------------------------------------------
      20,000       Chicago, IL Metropolitan HDC
                   (Academy Square)                         5.600        10/01/2025     04/01/2005 1           20,011
----------------------------------------------------------------------------------------------------------------------
      35,000       Chicago, IL Midway Airport, Series B     5.750        01/01/2022     01/01/2007 1           36,866
----------------------------------------------------------------------------------------------------------------------
      25,000       Chicago, IL Multifamily Hsg. (St.
                   Edmund's Village)                        6.125        09/20/2024     09/20/2010 1           26,526
----------------------------------------------------------------------------------------------------------------------
   4,000,000       Chicago, IL O'Hare International
                   Airport (General Airport), Series A
                   5                                        9.162 6      01/01/2023     01/01/2014 1        4,829,920
----------------------------------------------------------------------------------------------------------------------
     100,000       Greenville, IL EFA (Greenville
                   College)                                 6.000        12/01/2009     06/01/2005 1          100,199
----------------------------------------------------------------------------------------------------------------------
      15,000       IL DFA (Children's Home & Aid
                   Society)                                 7.125        03/15/2007     03/15/2005 1           15,056
----------------------------------------------------------------------------------------------------------------------
   2,540,000       IL DFA (Olin Corp.)                      6.750        03/01/2016     04/01/2013 1        2,669,870
----------------------------------------------------------------------------------------------------------------------
     225,000       IL DFA Pollution Control (Central
                   Illinois Public Service Company)         5.700        08/15/2026     02/15/2005 1          227,750
----------------------------------------------------------------------------------------------------------------------
   2,000,000       IL EFA (Art Institute of Chicago)        5.375        03/01/2018     03/01/2013 1        2,145,920
----------------------------------------------------------------------------------------------------------------------
      80,000       IL EFA (Educational Advancement
                   Fund)                                    6.250        05/01/2034     05/01/2007 1           82,745
----------------------------------------------------------------------------------------------------------------------
      45,000       IL EFA (Midwestern University)           6.250        05/15/2026     05/15/2006 1           47,943
----------------------------------------------------------------------------------------------------------------------
      50,000       IL Health Facilities Authority
                   (Sarah Bush Lincoln Health Center)       6.000        02/15/2026     02/15/2006 1           52,623
----------------------------------------------------------------------------------------------------------------------
      30,000       IL Health Facilities Authority
                   (West Suburban Hospital Medical
                   Center)                                  5.750        07/01/2015     07/01/2009 1           32,362
----------------------------------------------------------------------------------------------------------------------
      15,000       IL Hsg. Devel. Authority
                   (Multifamily Hsg.), Series A             6.050        07/01/2015     07/01/2005 1           15,135
----------------------------------------------------------------------------------------------------------------------
      85,000       IL Hsg. Devel. Authority
                   (Multifamily Hsg.), Series A             6.125        07/01/2025     07/01/2005 1           85,537
----------------------------------------------------------------------------------------------------------------------
      20,000       IL Hsg. Devel. Authority
                   (Multifamily Hsg.), Series C             5.950        07/01/2011     07/01/2005 1           20,186
----------------------------------------------------------------------------------------------------------------------
      65,000       IL Hsg. Devel. Authority
                   (Multifamily Program), Series 3          6.200        09/01/2023     09/01/2005 1           65,549
----------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
 $    10,000       IL Hsg. Devel. Authority
                   (Multifamily Program), Series 5          6.650%       09/01/2014     09/01/2005 1   $       10,212
---------------------------------------------------------------------------------------------------------------------
     565,000       IL Metro Pier & Exposition Authority     6.500        06/15/2027     06/15/2005 1          575,362
----------------------------------------------------------------------------------------------------------------------
      20,000       IL Student Assistance Commission
                   (Student Loan)                           6.875        03/01/2015     03/01/2005 1           20,038
----------------------------------------------------------------------------------------------------------------------
      15,000       Lake County, IL HFC, Series A            6.800        05/01/2023     05/01/2005 1           15,023
----------------------------------------------------------------------------------------------------------------------
     380,000       Lake County, IL HFC, Series A            6.800        05/01/2023     05/01/2005 1          380,593
----------------------------------------------------------------------------------------------------------------------
      75,000       Markham, IL GO                           8.000        01/01/2011     01/01/2005 1           76,491
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Onterie Center, IL HFC                   7.050        07/01/2027     07/01/2006 1        1,009,230
----------------------------------------------------------------------------------------------------------------------
     105,000       Southwestern IL Devel. Authority
                   (Kienstra)                               6.050        09/01/2016     03/01/2005 1          107,342
----------------------------------------------------------------------------------------------------------------------
      15,000       West Chicago, IL IDR (Leggett &
                   Platt)                                   6.900        09/01/2024     09/01/2005 1           15,352
                                                                                                       ---------------
                                                                                                           16,244,664
----------------------------------------------------------------------------------------------------------------------
INDIANA--2.1%
   1,775,000       East Chicago, IN Pollution Control
                   (Ispat Inland Steel Company)             6.800        06/01/2013     06/01/2005 1        1,785,561
----------------------------------------------------------------------------------------------------------------------
  11,135,000       Hammond, IN Sewage & Solid Waste
                   Disposal (American Maize Products)       8.000        12/01/2024     06/01/2005 1       11,417,829
----------------------------------------------------------------------------------------------------------------------
      50,000       Henry County, IN Juvenile Center
                   Building Corp.                           6.350        01/05/2007     01/01/2005 1           50,146
----------------------------------------------------------------------------------------------------------------------
   1,665,000       Huntington, IN Economic Devel.
                   Corp. (Quanex Corp.)                     6.500        08/01/2010     02/01/2007 1        1,684,564
----------------------------------------------------------------------------------------------------------------------
     115,000       IN Bond Bank                             5.550        11/01/2010     11/01/2005 1          117,547
----------------------------------------------------------------------------------------------------------------------
      45,000       IN Bond Bank (Special Program),
                   Series B                                 5.750        02/01/2020     08/01/2006 1           45,946
----------------------------------------------------------------------------------------------------------------------
     190,000       IN DFA (PSI Energy)                      5.750        02/15/2028     02/15/2005 1          190,600
----------------------------------------------------------------------------------------------------------------------
      30,000       IN Health Facility Financing
                   Authority (Marion General Hospital)      6.100        07/01/2025     07/01/2005 1           31,131
----------------------------------------------------------------------------------------------------------------------
      15,000       IN HFA (Single Family), Series B         6.150        07/01/2017     07/01/2007 1           15,009
----------------------------------------------------------------------------------------------------------------------
      40,000       IN Toll Road Finance Authority           6.000        07/01/2013     01/01/2005 1           40,994
----------------------------------------------------------------------------------------------------------------------
      10,000       IN Toll Road Finance Authority           6.000        07/01/2015     01/01/2005 1           10,016
----------------------------------------------------------------------------------------------------------------------
      30,000       IN Transportation Finance Authority      6.250        11/01/2016     05/01/2005 1           30,089
----------------------------------------------------------------------------------------------------------------------
     900,000       Lake County, IN Redevel. Authority       6.450        02/01/2011     02/01/2005 1          921,132
----------------------------------------------------------------------------------------------------------------------
      30,000       Lake County, IN Redevel. Authority       6.500        02/01/2016     02/01/2005 1           30,701
----------------------------------------------------------------------------------------------------------------------
   4,400,000       Sullivan, IN Pollution Control
                   (Hoosier Energy)                         7.100        04/01/2019     04/01/2005 1        4,511,320
                                                                                                       ---------------
                                                                                                           20,882,585
----------------------------------------------------------------------------------------------------------------------
IOWA--2.0%
      45,000       Cedar Rapids, IA Pollution Control
                   (Iowa Electric Light & Power
                   Company)                                 5.500        11/01/2023     05/01/2005 1           45,551
----------------------------------------------------------------------------------------------------------------------
      30,000       Council Bluffs, IA Pollution
                   Control (Midwest Power Systems)          5.950        05/01/2023     05/01/2005 1           30,646
----------------------------------------------------------------------------------------------------------------------
   1,155,000       IA Finance Authority (Boys & Girls
                   Home & Family Services)                  6.250        12/01/2028     12/01/2008 1        1,210,105
----------------------------------------------------------------------------------------------------------------------
     800,000       IA Finance Authority Retirement
                   Community (Friendship Haven)             5.250        11/15/2014     10/31/2013 2          790,192
----------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
---------------------------------------------------------------------------------------------------------------------
IOWA CONTINUED
 $    45,000       IA Student Loan Liquidity Corp.          6.125%       12/01/2011     06/01/2005 1   $       45,387
----------------------------------------------------------------------------------------------------------------------
  20,670,000       IA Tobacco Settlement Authority
                   (TASC)                                   5.300        06/01/2025     09/07/2014 2       18,258,638
----------------------------------------------------------------------------------------------------------------------
      20,000       Salix, IA Pollution Control
                   (Northwestern Public Service
                   Company)                                 5.900        06/01/2023     06/01/2005 1           20,659
                                                                                                       ---------------
                                                                                                           20,401,178
----------------------------------------------------------------------------------------------------------------------
KANSAS--0.0%
      45,000       Kansas City, KS Mtg. Revenue             7.000        12/01/2011     06/01/2005 1           45,084
----------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.5%
   4,000,000       Ashland, KY Pollution Control
                   (Ashland Oil)                            6.650        08/01/2009     02/01/2005 1        4,122,200
----------------------------------------------------------------------------------------------------------------------
  14,330,000       Ashland, KY Sewer & Solid Waste
                   (Ashland Oil)                            7.125        02/01/2022     02/01/2005 1       14,697,994
----------------------------------------------------------------------------------------------------------------------
      75,000       Berea, KY College                        5.900        05/01/2013     05/01/2005 1           76,234
----------------------------------------------------------------------------------------------------------------------
     130,000       Boone County, KY Pollution Control
                   (Cincinnati Gas & Electric)              5.500        01/01/2024     01/01/2005 1          132,971
----------------------------------------------------------------------------------------------------------------------
   5,965,000       Boone County, KY Pollution Control
                   (Dayton Power & Light Company)           6.500        11/15/2022     05/15/2005 1        6,183,319
----------------------------------------------------------------------------------------------------------------------
   9,770,000       Henderson County, KY Solid Waste
                   Disposal (MacMillan Bloedel)             7.000        03/01/2025     03/01/2005 1       10,041,313
----------------------------------------------------------------------------------------------------------------------
      25,000       Jefferson County, KY Pollution
                   Control (E.I. DuPont de Nemours &
                   Company)                                 6.300        07/01/2012     01/01/2005 1           25,700
----------------------------------------------------------------------------------------------------------------------
     120,000       Kenton County, KY Airport Special
                   Facilities (Delta Airlines)              7.500        02/01/2012     02/01/2012            108,637
----------------------------------------------------------------------------------------------------------------------
     100,000       Louisville & Jefferson Counties, KY
                   Regional Airport Authority, Series A     5.625        07/01/2025     07/01/2005 1          103,175
                                                                                                       ---------------
                                                                                                           35,491,543
----------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.0%
   1,465,000       Calcasieu Parish, LA Industrial
                   Devel. Board (Olin Corp.)                6.625        02/01/2016     04/01/2010 1        1,564,620
----------------------------------------------------------------------------------------------------------------------
     890,000       Calcasieu Parish, LA Public Trust
                   Authority                                5.000        04/01/2028     03/22/2009 3          945,136
----------------------------------------------------------------------------------------------------------------------
       5,000       DeSoto Parish, LA Environmental
                   Improvement (International Paper
                   Company), Series B                       6.550        04/01/2019     06/01/2006 1            5,174
----------------------------------------------------------------------------------------------------------------------
     110,000       East Baton Rouge, LA Mtg. Finance
                   Authority                                5.600        04/01/2022     04/01/2009 1          113,897
----------------------------------------------------------------------------------------------------------------------
      20,000       East Baton Rouge, LA Mtg. Finance
                   Authority (Single Family Mtg.)           5.500        10/01/2025     10/01/2005 1           20,098
----------------------------------------------------------------------------------------------------------------------
      70,000       East Baton Rouge, LA Mtg. Finance
                   Authority (Single Family)                6.350        10/01/2028     10/01/2007 1           71,980
----------------------------------------------------------------------------------------------------------------------
      20,000       LA HFA (Multifamily Hsg.-FHA
                   Insured)                                 7.100        11/01/2033     11/01/2007 1           20,645
----------------------------------------------------------------------------------------------------------------------
      25,000       LA HFA (Multifamily Hsg.-FHA
                   Insured)                                 7.950        01/01/2032     01/01/2005 1           25,297
----------------------------------------------------------------------------------------------------------------------
      10,000       LA HFA (Single Family)                   7.800        12/01/2026     06/01/2010 1           10,237
----------------------------------------------------------------------------------------------------------------------
   2,340,000       LA HFA (VOA New Orleans Affordable
                   Hsg. Corporation)                        6.550        05/01/2019     06/29/2013 3        2,387,993
----------------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
 $   855,000       LA Local Government EF&CD (Oakleigh
                   Apartments)                              6.000%       06/01/2016     07/07/2014 3   $      884,737
----------------------------------------------------------------------------------------------------------------------
      20,000       LA Public Facilities Authority
                   (General Health System)                  6.000        11/01/2012     05/01/2005 1           20,027
----------------------------------------------------------------------------------------------------------------------
      15,000       LA Public Facilities Authority
                   (General Health System)                  6.250        11/01/2014     05/01/2005 1           15,321
----------------------------------------------------------------------------------------------------------------------
     750,000       LA Public Facilities Authority
                   (General Health System)                  6.375        11/01/2024     05/01/2005 1          766,088
----------------------------------------------------------------------------------------------------------------------
      75,000       LA Public Facilities Authority
                   (General Health System), Series A        6.500        11/01/2014     05/01/2005 1           75,113
----------------------------------------------------------------------------------------------------------------------
      10,000       LA Public Facilities Authority
                   (Multifamily Hsg.), Series A             7.500        06/01/2021     06/01/2005 1           10,238
----------------------------------------------------------------------------------------------------------------------
      50,000       LA Public Facilities Authority
                   (Woman's Hospital Foundation)            5.600        10/01/2019     10/01/2005 1           51,129
----------------------------------------------------------------------------------------------------------------------
   4,550,000       LA Tobacco Settlement Financing
                   Corp. (TASC)                             5.875        05/15/2039     09/08/2016 2        4,089,313
----------------------------------------------------------------------------------------------------------------------
  22,470,000       LA Tobacco Settlement Financing
                   Corp. (TASC), Series B                   5.500        05/15/2030     05/10/2011 2       21,055,289
----------------------------------------------------------------------------------------------------------------------
   5,155,000       Natchitoches Parish, LA Solid Waste
                   Disposal (Williamette Industries)        5.875        12/01/2023     12/01/2005 1        5,203,096
----------------------------------------------------------------------------------------------------------------------
      15,000       New Orleans, LA Aviation Board
                   (Passenger Facility Charge)              5.500        09/01/2014     09/01/2005 1           15,186
----------------------------------------------------------------------------------------------------------------------
      50,000       New Orleans, LA Aviation Board
                   (Passenger Facility Charge)              6.000        09/01/2018     03/01/2005 1           50,635
----------------------------------------------------------------------------------------------------------------------
     250,000       New Orleans, LA Aviation Board
                   (Passenger Facility Charge)              6.000        09/01/2019     09/01/2005            253,225
----------------------------------------------------------------------------------------------------------------------
     115,000       New Orleans, LA Finance Authority
                   (Single Family Mtg.), Series B-2         6.000        12/01/2021     12/01/2009 1          121,001
----------------------------------------------------------------------------------------------------------------------
     100,000       New Orleans, LA Finance Authority,
                   Series B-2                               6.050        12/01/2026     12/01/2009 1          104,376
----------------------------------------------------------------------------------------------------------------------
      25,000       New Orleans, LA GO                       6.125        10/01/2016     10/01/2005 1           25,951
----------------------------------------------------------------------------------------------------------------------
   2,375,000       New Orleans, LA HDC (Southwood
                   Patio)                                   7.700        02/01/2022     02/01/2005 1        2,383,218
----------------------------------------------------------------------------------------------------------------------
      45,000       New Orleans, LA HDC (Tivoli Place
                   Apartments)                              6.500        06/01/2007     06/12/2006 3           45,148
----------------------------------------------------------------------------------------------------------------------
       5,000       New Orleans, LA Home Mtg. Authority      6.200        06/01/2015     06/01/2007 1            5,127
----------------------------------------------------------------------------------------------------------------------
     165,000       New Orleans, LA Home Mtg. Authority      7.000        05/01/2014     05/01/2005 1          166,823
----------------------------------------------------------------------------------------------------------------------
     280,000       Shreveport, LA Hsg. Authority (U.S.
                   Goodman Plaza)                           6.100        08/01/2019     08/01/2006 1          281,313
----------------------------------------------------------------------------------------------------------------------
      15,000       Shreveport, LA Hsg. Authority (U.S.
                   Goodman Plaza)                           6.125        08/01/2010     08/01/2006 1           15,048
----------------------------------------------------------------------------------------------------------------------
      25,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   5.950        12/01/2023     06/01/2005 1           25,314
----------------------------------------------------------------------------------------------------------------------
     115,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   6.200        05/01/2023     05/01/2005 1          115,150
----------------------------------------------------------------------------------------------------------------------
      20,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   6.200        05/01/2023     05/01/2005 1           20,061
----------------------------------------------------------------------------------------------------------------------
      80,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   6.200        05/01/2023     05/01/2005 1           81,198
---------------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*              VALUE
----------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
 $    15,000       St. Charles Parish, LA (Louisiana        6.375%       11/01/2025     05/01/2005 1   $       15,177
                   Power & Light Company)
----------------------------------------------------------------------------------------------------------------------
      20,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   6.875        07/01/2024     07/01/2005 1           20,718
----------------------------------------------------------------------------------------------------------------------
      75,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   6.875        07/01/2024     07/01/2005 1           76,886
----------------------------------------------------------------------------------------------------------------------
     125,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   7.000        12/01/2022     06/01/2005 1          125,526
----------------------------------------------------------------------------------------------------------------------
      75,000       St. Charles Parish, LA (Louisiana
                   Power & Light Company)                   7.050        04/01/2022     04/01/2005 1           77,595
----------------------------------------------------------------------------------------------------------------------
   7,035,000       St. Charles Parish, LA Pollution
                   Control (Louisiana Power & Light)        7.500        06/01/2021     06/01/2005 1        7,208,061
----------------------------------------------------------------------------------------------------------------------
   1,725,000       St. Charles Parish, LA Pollution
                   Control (Union Carbide)                  7.350        11/01/2022     11/01/2022          1,724,690
                                                                                                       ---------------
                                                                                                           50,292,855
----------------------------------------------------------------------------------------------------------------------
MAINE--0.1%
     505,000       Lewiston, ME Hsg. Corp.                  6.550        08/15/2012     02/15/2005 1          505,929
                   (Centreville)
----------------------------------------------------------------------------------------------------------------------
       5,000       ME H&HEFA (University of New
                   England)                                 5.750        07/01/2023     01/01/2005 1            5,062
----------------------------------------------------------------------------------------------------------------------
       5,000       ME H&HEFA, Series A                      5.875        07/01/2025     07/01/2005 1            5,195
----------------------------------------------------------------------------------------------------------------------
       5,000       ME H&HEFA, Series A                      5.875        07/01/2025     07/01/2005 1            5,179
----------------------------------------------------------------------------------------------------------------------
      95,000       ME State Hsg. Authority Mtg.,
                   Series B-2                               6.050        11/15/2020     11/15/2009 1           99,934
----------------------------------------------------------------------------------------------------------------------
     100,000       ME State Hsg. Authority Mtg.,
                   Series C-1                               6.050        11/15/2026     11/15/2007 1          103,082
----------------------------------------------------------------------------------------------------------------------
      25,000       ME State Hsg. Authority Mtg.,
                   Series C-2                               5.950        11/15/2022     05/15/2009 1           26,040
                                                                                                       ---------------
                                                                                                              750,421
----------------------------------------------------------------------------------------------------------------------
MARYLAND--1.3%
     335,000       Anne Arundel County, MD Pollution        6.000        04/01/2024     04/01/2006 1          344,883
                   Control (Baltimore Gas & Electric)
----------------------------------------------------------------------------------------------------------------------
      75,000       Baltimore, MD City Hsg. Corp.,
                   Series A                                 7.250        07/01/2023     01/01/2005 1           74,988
----------------------------------------------------------------------------------------------------------------------
     655,000       Baltimore, MD Port Facilities (E.I.
                   DuPont de Nemours & Company)             6.500        10/01/2011     04/01/2005 1          707,826
----------------------------------------------------------------------------------------------------------------------
      60,000       Baltimore, MD Port Facilities (E.I.
                   DuPont de Nemours & Company)             6.500        10/01/2011     04/01/2005 1           64,839
----------------------------------------------------------------------------------------------------------------------
      25,000       Gaithersburg, MD Economic Devel.
                   (Asbury Methodist)                       5.750        01/01/2011     01/01/2005 1           25,030
----------------------------------------------------------------------------------------------------------------------
      45,000       Gaithersburg, MD Nursing Home
                   (Shady Grove Adventist Hospital)         6.000        09/01/2022     09/01/2005 1           46,931
----------------------------------------------------------------------------------------------------------------------
   5,000,000       MD Economic Devel. Corp. Student
                   Hsg. (University MD College Park)        6.500        06/01/2027     06/01/2013 1        5,461,400
----------------------------------------------------------------------------------------------------------------------
   5,585,000       MD EDC Student Hsg. (Bowie State
                   University)                              6.000        06/01/2023     06/01/2013 1        5,923,283
----------------------------------------------------------------------------------------------------------------------
      10,000       MD Environmental Service COP (Water
                   & Wastewater Facilities), Series A       6.500        06/01/2005     06/01/2005 1           10,038
----------------------------------------------------------------------------------------------------------------------
      10,000       MD Hsg. Community Devel. People's
                   Resource Center                          5.700        06/01/2024     06/01/2005 1           10,226
----------------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
 $    15,000       MD Hsg. Community Devel. People's
                   Resource Center                          5.900%       09/01/2019     09/01/2009 1   $       15,601
----------------------------------------------------------------------------------------------------------------------
      15,000       MD Hsg. Community Devel. People's
                   Resource Center                          5.950        07/01/2023     01/01/2009 1           15,537
----------------------------------------------------------------------------------------------------------------------
      25,000       MD Hsg. Community Devel. People's
                   Resource Center                          6.200        04/01/2017     04/01/2007 1           25,586
----------------------------------------------------------------------------------------------------------------------
      85,000       MD Hsg. Community Devel. People's
                   Resource Center                          6.500        05/15/2021     05/15/2005 1           87,777
----------------------------------------------------------------------------------------------------------------------
      30,000       Mongomery County, MD HOC (Avalon
                   Knoll)                                   6.150        07/01/2026     07/01/2008 1           31,066
----------------------------------------------------------------------------------------------------------------------
      20,000       Montgomery County, MD HOC
                   (Multifamily Mtg.), Series A             6.000        07/01/2020     07/01/2007 1           20,557
----------------------------------------------------------------------------------------------------------------------
      30,000       Montgomery County, MD HOC
                   (Multifamily Mtg.), Series B             6.400        07/01/2028     07/01/2008 1           31,061
----------------------------------------------------------------------------------------------------------------------
      15,000       Montgomery County, MD HOC
                   (Multifamily Mtg.), Series C             7.150        07/01/2023     01/01/2005 1           15,019
----------------------------------------------------------------------------------------------------------------------
      10,000       Montgomery County, MD HOC
                   (Multifamily)                            6.000        07/01/2014     07/01/2005             10,213
----------------------------------------------------------------------------------------------------------------------
      55,000       Prince Georges County, MD Local
                   Government                               6.050        08/01/2012     02/01/2005 1           55,177
                                                                                                       ---------------
                                                                                                           12,977,038
----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.2%
      35,000       MA DFA (Curry College)                   6.000        03/01/2031     03/01/2009 1           37,444
----------------------------------------------------------------------------------------------------------------------
     320,000       MA H&EFA (Jordan Hospital)               6.875        10/01/2015     04/01/2005 1          320,096
----------------------------------------------------------------------------------------------------------------------
     900,000       MA H&EFA (New England Medical
                   Center)                                  5.375        07/01/2024     07/01/2006 1          919,584
----------------------------------------------------------------------------------------------------------------------
   1,255,000       MA H&EFA (Valley Regional Health
                   System)                                  5.750        07/01/2018     07/01/2005 1        1,282,936
----------------------------------------------------------------------------------------------------------------------
     130,000       MA HFA (Multifamily)                     6.200        12/01/2010     06/01/2006 1          135,745
----------------------------------------------------------------------------------------------------------------------
      10,000       MA HFA, Series 21                        6.300        06/01/2025     12/01/2005 1           10,001
----------------------------------------------------------------------------------------------------------------------
       5,000       MA HFA, Series 22                        6.100        06/01/2016     06/01/2005 1            5,005
----------------------------------------------------------------------------------------------------------------------
      50,000       MA HFA, Series 26                        5.600        06/01/2025     12/01/2005 1           50,316
----------------------------------------------------------------------------------------------------------------------
       5,000       MA HFA, Series 33                        6.350        06/01/2017     12/01/2006 1            5,107
----------------------------------------------------------------------------------------------------------------------
       5,000       MA HFA, Series A                         6.100        12/01/2016     12/01/2005 1            5,177
----------------------------------------------------------------------------------------------------------------------
      35,000       MA HFA, Series A                         6.100        06/01/2026     06/01/2005 1           35,451
----------------------------------------------------------------------------------------------------------------------
   1,465,000       MA HFA, Series A                         6.150        07/01/2018     07/01/2005 1        1,507,675
----------------------------------------------------------------------------------------------------------------------
       5,000       MA HFA, Series A                         6.375        04/01/2021     04/01/2005 1            5,022
----------------------------------------------------------------------------------------------------------------------
      15,000       MA HFA, Series B                         5.700        12/01/2014     06/01/2005 1           15,161
----------------------------------------------------------------------------------------------------------------------
      95,000       MA HFA, Series B                         5.800        12/01/2025     12/01/2005 1           96,108
----------------------------------------------------------------------------------------------------------------------
      50,000       MA HFA, Series E                         6.050        07/01/2020     07/01/2009 1           52,815
----------------------------------------------------------------------------------------------------------------------
   1,000,000       MA IFA (Massachussetts American
                   Water Company)                           6.750        12/01/2025     12/01/2005 1        1,053,790
----------------------------------------------------------------------------------------------------------------------
     145,000       MA Industrial Finance Agency (Avon
                   Associates)                              5.375        04/01/2020     04/01/2005 1          145,870
----------------------------------------------------------------------------------------------------------------------
   1,000,000       MA Industrial Finance Agency
                   (Heights Crossing)                       6.150        02/01/2035     02/01/2006 1        1,048,990
----------------------------------------------------------------------------------------------------------------------


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
 $ 2,725,000       MA Industrial Finance Agency
                   (Massachussetts American Water
                   Company)                                 6.900%       12/01/2029     12/01/2005 1   $    2,875,257
----------------------------------------------------------------------------------------------------------------------
   1,600,000       MA Industrial Finance Agency (TNG
                   Draper Place)                            6.450        08/20/2039     08/20/2008 1        1,760,896
----------------------------------------------------------------------------------------------------------------------
      35,000       MA Port Authority Special
                   Facilities (US Airways)                  5.875        09/01/2023     09/01/2006 1           36,130
----------------------------------------------------------------------------------------------------------------------
     775,000       Somerville, MA HDC (Multifamily
                   Hsg.), Series 1990 A                     7.500        01/01/2024     01/01/2005 1          777,565
                                                                                                       ---------------
                                                                                                           12,182,141
----------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.3%
      50,000       Detroit, MI HFC (Across The Park
                   Section 8 Elderly Hsg.)                  7.875        06/01/2010     06/01/2005 1           50,671
----------------------------------------------------------------------------------------------------------------------
      50,000       Devon Trace, MI Hsg. Corp.               7.375        08/01/2023     06/01/2005 1           50,163
----------------------------------------------------------------------------------------------------------------------
      90,000       Farmington Hills, MI Economic
                   Devel. Corp. (Botsford General
                   Hospital)                                5.750        02/15/2025     02/15/2005 1           92,090
----------------------------------------------------------------------------------------------------------------------
      20,000       Gratiot County, MI Economic Devel.
                   Corp. (Michigan Masonic Home)            5.000        11/15/2020     05/15/2005 1           20,224
----------------------------------------------------------------------------------------------------------------------
   1,585,000       MI Hospital Finance Authority
                   (Detroit Sinai Hospital)                 6.000        01/01/2008     07/29/2006 2        1,570,053
----------------------------------------------------------------------------------------------------------------------
      20,000       MI Hospital Finance Authority (St.
                   John Hospital)                           5.750        05/15/2016     05/15/2005 1           20,938
----------------------------------------------------------------------------------------------------------------------
      45,000       MI Hsg. Devel. Authority (BGC-II
                   Nonprofit Hsg. Corp.)                    5.500        01/15/2018     07/15/2006 1           45,862
----------------------------------------------------------------------------------------------------------------------
      50,000       MI Job Devel. Authority Pollution
                   Control (General Motors Corp.)           5.550        04/01/2009     10/01/2005 1           50,075
----------------------------------------------------------------------------------------------------------------------
      95,000       MI Municipal Bond Authority              6.000        12/01/2013     06/01/2005 1           97,198
----------------------------------------------------------------------------------------------------------------------
      85,000       MI Municipal Bond Authority              6.125        12/01/2018     06/01/2005 1           86,963
----------------------------------------------------------------------------------------------------------------------
       5,000       MI Municipal Bond Authority              7.200        11/01/2020     05/01/2005 1            5,189
----------------------------------------------------------------------------------------------------------------------
     475,000       MI Strategic Fund Limited
                   Obligation (Ford Motor Company),
                   Series A                                 6.550        10/01/2022     04/01/2005 1          485,236
----------------------------------------------------------------------------------------------------------------------
      25,000       MI Strategic Fund Limited
                   Obligation (Ford Motor Company),
                   Series A                                 7.100        02/01/2006     02/01/2006             26,125
----------------------------------------------------------------------------------------------------------------------
     200,000       Napoleon, MI School District             5.500        05/01/2020     05/01/2005 1          203,802
----------------------------------------------------------------------------------------------------------------------
      35,000       Portage, MI Lake Water & Sewer
                   Authority                                6.200        10/01/2020     10/01/2005 1           36,734
----------------------------------------------------------------------------------------------------------------------
      70,000       Tri-City Village,MI Hsg. Corp.
                   (Tri-City Apartments)                    7.750        08/15/2023     02/15/2005 1           70,349
----------------------------------------------------------------------------------------------------------------------
      50,000       Wayne, MI State University               5.650        11/15/2015     05/15/2005 1           50,138
                                                                                                       ---------------
                                                                                                            2,961,810
----------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.6%
   2,000,000       International Falls, MN
                   Environmental Facilities ( Boise
                   Cascade Corp.)                           7.200        10/01/2024     10/01/2006 1        2,031,320
----------------------------------------------------------------------------------------------------------------------
     990,000       Mahtomedi, MN Multifamily
                   (Briarcliff)                             7.350        06/01/2036     06/01/2008 1        1,011,245
----------------------------------------------------------------------------------------------------------------------


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
 $    20,000       Minneapolis & St. Paul, MN Hsg. &
                   Redevel. Authority (Children's
                   Health Care)                             5.500%       08/15/2025     08/15/2005 1   $       20,824
----------------------------------------------------------------------------------------------------------------------
   1,695,000       Minneapolis & St. Paul, MN
                   Metropolitan Airports Commission
                   (Northwest Airlines)                     6.500        04/01/2025     04/01/2005 4        1,710,272
----------------------------------------------------------------------------------------------------------------------
     800,000       MN (Duluth Airport)                      6.250        08/01/2014     08/01/2005 1          818,112
----------------------------------------------------------------------------------------------------------------------
      50,000       MN HFA (Single Family Mtg.)              5.600        07/01/2022     08/01/2007 3           50,937
----------------------------------------------------------------------------------------------------------------------
      15,000       MN HFA (Single Family Mtg.), Series
                   D-2                                      5.950        01/01/2017     01/01/2005 1           15,133
----------------------------------------------------------------------------------------------------------------------
      40,000       MN HFA (Single Family Mtg.), Series
                   H                                        6.500        01/01/2026     01/01/2005 1           40,211
----------------------------------------------------------------------------------------------------------------------
      55,000       Plymouth, MN Health Facilities
                   (Healthspan Health System/North
                   Memorial Medical Center)                 6.250        06/01/2016     06/01/2005 1           57,569
----------------------------------------------------------------------------------------------------------------------
      50,000       St. Paul, MN Independent School
                   District No. 625, Series B               5.750        02/01/2016     02/01/2005 1           50,143
----------------------------------------------------------------------------------------------------------------------
      25,000       Worthington, MN Permanent
                   Improvement Revolving Fund, Series A     6.300        02/01/2008     02/01/2005 1           25,515
                                                                                                       ---------------
                                                                                                            5,831,281
----------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.4%
      50,000       Adams County, MS Solid Waste
                   (International Paper Company)            5.550        10/01/2017     10/01/2005 1           50,216
----------------------------------------------------------------------------------------------------------------------
      40,000       Gulfport, MS Hospital Facility
                   (Gulfport Memorial Hospital)             6.125        07/01/2015     01/01/2005 1           40,917
----------------------------------------------------------------------------------------------------------------------
      10,000       Lamar County, MS Pollution Control
                   (Southern Mississippi Electric
                   Power Association)                       6.125        03/01/2008     03/01/2005 1           10,052
----------------------------------------------------------------------------------------------------------------------
     120,000       MS Business Finance Corp. (E.I.
                   DuPont de Nemours& Company)              7.150        05/01/2016     05/01/2005 1          122,952
----------------------------------------------------------------------------------------------------------------------
   2,750,000       MS Higher Education Assistance
                   Corp., Series C                          6.750        09/01/2014     03/01/2006 1        2,834,205
----------------------------------------------------------------------------------------------------------------------
      25,000       MS Home Corp. (Government National
                   Mortgage Assn.  Collateral Mtg.),
                   Series B                                 6.500        12/01/2024     12/01/2005 1           25,092
----------------------------------------------------------------------------------------------------------------------
   1,040,000       MS Home Corp. (Single Family Mtg.),
                   Series I                                 7.375        06/01/2028     12/01/2011 1        1,055,891
                                                                                                       ---------------
                                                                                                            4,139,325
----------------------------------------------------------------------------------------------------------------------
MISSOURI--0.8%
   4,095,000       Hanley/Eager Road, MO
                   Transportation Devel. District           6.750        12/01/2028     12/01/2010 4        4,094,959
----------------------------------------------------------------------------------------------------------------------
      15,000       MO Economic Devel. Export &
                   Infrastructure (Peculiar MO) 5           6.000        03/01/2007     03/01/2005 1           15,033
----------------------------------------------------------------------------------------------------------------------
      30,000       MO H&EFA (Freeman Health System)         5.500        02/15/2024     02/15/2005 1           30,661
----------------------------------------------------------------------------------------------------------------------
      15,000       MO HDC (Single Family Hsg.)              6.000        09/01/2015     03/01/2009 1           15,076
----------------------------------------------------------------------------------------------------------------------
     450,000       MO HDC (Single Family Hsg.)              7.250        09/01/2026     03/01/2005 3          452,817
----------------------------------------------------------------------------------------------------------------------
      75,000       MO HDC (Single Famity Hsg.)              6.100        09/01/2024     09/01/2009 1           76,033
---------------------------------------------------------------------------------------------------------------------


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
 $ 2,215,000       Springfield, MO Land Clearance
                   Devel. Authority (University Plaza
                   Redevel. Corp.)                          6.600%       10/01/2011     10/01/2006 1   $    2,367,215
----------------------------------------------------------------------------------------------------------------------
      15,000       St. Louis County, MO IDA (Covington
                   Manor Apartments)                        6.200        08/20/2020     08/20/2011 1           15,982
----------------------------------------------------------------------------------------------------------------------
   1,000,000       St. Louis, MO IDA (Kiel Center
                   Multipurpose Arena)                      7.750        12/01/2013     06/01/2005 1        1,021,300
----------------------------------------------------------------------------------------------------------------------
      50,000       St. Louis, MO Land Clearance
                   Redevel. Authority (St. Louis Place
                   Apartments)                              6.250        08/01/2027     05/01/2005 1           50,193
----------------------------------------------------------------------------------------------------------------------
      10,000       University City, MO IDA (Canterbury
                   Gardens)                                 5.900        12/20/2020     12/20/2005 1           10,424
                                                                                                       ---------------
                                                                                                            8,149,693
----------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
      20,000       Forsyth, MT Pollution Control
                   (Northwestern Corp.)                     5.900        12/01/2023     06/01/2005 1           20,189
----------------------------------------------------------------------------------------------------------------------
   1,520,000       Forsyth, MT Pollution Control
                   (Northwestern Corp.)                     6.125        05/01/2023     05/01/2005 1        1,539,532
                                                                                                       ---------------
                                                                                                            1,559,721
----------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
      25,000       NE Investment Finance Authority
                   (Single Family Mtg.), Series C           6.250        03/01/2021     05/01/2009 1           25,135
----------------------------------------------------------------------------------------------------------------------
      20,000       NE Investment Finance Authority,
                   Series B                                 6.400        09/01/2026     03/01/2005 1           20,335
----------------------------------------------------------------------------------------------------------------------
      20,000       NE Student Loan (Nebhelp Inc.)           6.000        06/01/2028     03/10/2005 1           20,410
                                                                                                       ---------------
                                                                                                               65,880
----------------------------------------------------------------------------------------------------------------------
NEVADA--2.9%
      95,000       Clark County, NV IDR (Nevada Power
                   Company)                                 5.600        10/01/2030     01/01/2005 1           95,030
----------------------------------------------------------------------------------------------------------------------
     805,000       Clark County, NV IDR (Nevada Power
                   Company), Series A                       6.700        06/01/2022     06/01/2005 1          825,841
----------------------------------------------------------------------------------------------------------------------
      40,000       Clark County, NV Passenger Facility
                   Charge (Las Vegas/Macarran
                   International Airport)                   5.500        07/01/2025     07/01/2005 1           40,458
----------------------------------------------------------------------------------------------------------------------
      20,000       Clark County, NV Passenger Facility
                   Charge (Las Vegas/Macarran
                   International Airport)                   5.750        07/01/2023     07/01/2007 1           20,652
----------------------------------------------------------------------------------------------------------------------
   8,555,000       Las Vegas, NV Paiute Tribe, Series A     6.125        11/01/2012     05/30/2010 2        9,461,830
----------------------------------------------------------------------------------------------------------------------
     200,000       Las Vegas, NV Paiute Tribe, Series A     6.625        11/01/2017     11/01/2012 1          223,918
----------------------------------------------------------------------------------------------------------------------
      40,000       NV Hsg. Division (Campaige Place)        5.450        10/01/2018     10/01/2008 1           41,338
----------------------------------------------------------------------------------------------------------------------
      25,000       NV Hsg. Division (Single Family
                   Mtg.), Series B                          5.650        10/01/2021     10/01/2010 1           26,051
----------------------------------------------------------------------------------------------------------------------
      35,000       NV Hsg. Division (Single Family
                   Mtg.), Series D-2                        6.350        04/01/2028     04/01/2008 1           36,046
----------------------------------------------------------------------------------------------------------------------
      25,000       Reno, NV Hsg. Authority (Ala Moana
                   Apartments)                              6.600        07/01/2026     07/01/2006 1           25,356
----------------------------------------------------------------------------------------------------------------------
   3,000,000       Reno, NV Redevel. Agency Tax
                   Allocation, Series A                     6.200        06/01/2018     12/01/2005 1        3,018,870
---------------------------------------------------------------------------------------------------------------------


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
 $   100,000       Washoe County, NV Gas & Water
                   Facilities (Sierra Pacific Power
                   Company)                                 5.900%       06/01/2023     06/01/2005 1   $      101,284
----------------------------------------------------------------------------------------------------------------------
      50,000       Washoe County, NV Gas & Water
                   Facilities (Sierra Pacific Power
                   Company)                                 6.300        12/01/2014     07/23/2005 1           51,445
----------------------------------------------------------------------------------------------------------------------
   5,085,000       Washoe County, NV Gas Facility
                   (Sierra Pacific Power Company)           6.700        11/01/2032     05/01/2005 1        5,192,294
----------------------------------------------------------------------------------------------------------------------
  10,000,000       Washoe County, NV Water Facilities
                   (Sierra Pacific Power Company)           6.650        06/01/2017     06/01/2005 1       10,375,000
----------------------------------------------------------------------------------------------------------------------
      30,000       Washoe County, NV Water Facility
                   (Sierra Pacific Power Company)           5.900        06/01/2023     06/01/2005 1           30,385
                                                                                                       ---------------
                                                                                                           29,565,798
----------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
   2,000,000       Manchester, NH Hsg. & Redevel.
                   Authority, Series A                      6.750        01/01/2014     01/01/2010 1        2,210,580
----------------------------------------------------------------------------------------------------------------------
     230,000       NH HE&H Facilities Authority
                   (Colby-Sawyer College)                   6.800        06/01/2006     06/01/2006            231,599
----------------------------------------------------------------------------------------------------------------------
   2,900,000       NH HE&H Facilities Authority
                   (United Church of Christ Retirement
                   Community)                               7.350        01/01/2018     01/01/2006 1        3,007,387
----------------------------------------------------------------------------------------------------------------------
      10,000       NH HFA                                   6.125        01/01/2018     07/01/2005 1           10,012
----------------------------------------------------------------------------------------------------------------------
      10,000       NH HFA (Mariners Village)                6.500        07/01/2026     01/01/2006 1           10,209
----------------------------------------------------------------------------------------------------------------------
      15,000       NH HFA (Single Family Mtg.), Series
                   B                                        6.050        07/01/2025     07/01/2005 1           15,095
----------------------------------------------------------------------------------------------------------------------
      70,000       NH HFA (Single Family Mtg.), Series
                   C                                        6.900        07/01/2019     07/01/2006 3           70,498
                                                                                                       ---------------
                                                                                                            5,555,380
----------------------------------------------------------------------------------------------------------------------
NEW JERSEY--9.4%
  10,000,000       NJ EDA (Cigarette Tax)                   5.625        06/15/2018     06/15/2009 1       10,613,000
----------------------------------------------------------------------------------------------------------------------
  14,000,000       NJ EDA (Cigarette Tax)                   5.625        06/15/2019     06/15/2010 1       14,819,980
----------------------------------------------------------------------------------------------------------------------
   3,500,000       NJ EDA (Continental Airlines)            6.625        09/15/2012     09/15/2012          3,251,220
----------------------------------------------------------------------------------------------------------------------
   1,000,000       NJ EDA (RWJ Hospital/CCC/RWJ Health
                   Care Corp. Obligated Group)              6.500        07/01/2024     01/01/2005 1        1,023,300
----------------------------------------------------------------------------------------------------------------------
   5,000,000       NJ EDA (Trigen-Trenton District
                   Energy Company)                          6.200        12/01/2010     06/01/2005 1        5,028,750
----------------------------------------------------------------------------------------------------------------------
     745,000       NJ Health Care Facilities Financing
                   Authority (Raritan Bay Medical
                   Center)                                  7.250        07/01/2014     07/01/2005 1          785,230
----------------------------------------------------------------------------------------------------------------------
     750,000       NJ Tobacco Settlement Financing
                   Corp.                                    6.125        06/01/2024     06/12/2010 2          742,403
----------------------------------------------------------------------------------------------------------------------
  59,120,000       NJ Tobacco Settlement Financing
                   Corp. (TASC)                             5.750        06/01/2032     06/15/2011 2       56,490,934
----------------------------------------------------------------------------------------------------------------------
      80,000       NJ Tobacco Settlement Financing
                   Corp. (TASC)                             6.000        06/01/2037     05/01/2018 2           72,672
----------------------------------------------------------------------------------------------------------------------
   2,890,000       NJ Tobacco Settlement Financing
                   Corp. (TASC)                             6.375        06/01/2032     07/23/2014 2        2,784,891
                                                                                                       ---------------
                                                                                                           95,612,380
---------------------------------------------------------------------------------------------------------------------


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.8%
 $ 2,500,000       Bernalillo County, NM Multifamily
                   Hsg. (Mountain View)                     7.500%       09/20/2033     09/20/2008 1   $    2,739,750
----------------------------------------------------------------------------------------------------------------------
   4,075,000       Farmington, NM Pollution Control
                   (Public Service Company of New
                   Mexico)                                  6.300        12/01/2016     12/01/2008 1        4,395,743
----------------------------------------------------------------------------------------------------------------------
     445,000       Farmington, NM Pollution Control
                   (Southern California Edison Company)     5.875        06/01/2023     06/01/2005 1          451,751
----------------------------------------------------------------------------------------------------------------------
      35,000       Farmington, NM Pollution Control
                   (Southern California Edison Company)     7.200        04/01/2021     04/01/2005 1           35,931
----------------------------------------------------------------------------------------------------------------------
      15,000       Gallup, NM Pollution Control
                   (Plains Electric Generation &
                   Transmission)                            6.650        08/15/2017     08/15/2005 1           15,222
----------------------------------------------------------------------------------------------------------------------
      15,000       NM MFA (Single Family), Series C         6.200        07/01/2026     07/01/2007 1           15,398
----------------------------------------------------------------------------------------------------------------------
       5,000       NM MFA (Single Family), Series D         5.875        09/01/2021     03/01/2010 1            5,233
----------------------------------------------------------------------------------------------------------------------
      45,000       Santa Fe, NM Single Family Mtg.
                   (FNMA & Government National
                   Mortgage Assn.  Mtg. Backed
                   Securities), Series A                    6.300        11/01/2028     11/01/2005 1           46,250
                                                                                                       ---------------
                                                                                                            7,705,278
----------------------------------------------------------------------------------------------------------------------
NEW YORK--0.6%
   5,000,000       NY Tobacco Settlement Financing
                   Corp. DRIVERS 5                          8.714 6      06/01/2017     06/01/2011 1        5,956,650
----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.5%
     475,000       Asheville, NC COP                        6.500        02/01/2008     02/01/2005 1          476,601
----------------------------------------------------------------------------------------------------------------------
      85,000       Burlington, NC Public Housing
                   Assistance Corporation (Alamance
                   Plaza)                                   6.750        07/01/2024     01/01/2005 1           85,350
----------------------------------------------------------------------------------------------------------------------
      40,000       Charlotte-Mecklenburg, NC Hospital
                   Authority (Carolinas Medical Center)     5.875        01/15/2026     01/15/2006 1           41,996
----------------------------------------------------------------------------------------------------------------------
      35,000       Fayetteville, NC State University        8.200        10/01/2009     10/01/2005 1           35,166
----------------------------------------------------------------------------------------------------------------------
   1,500,000       Haywood County, NC IFPCFA (Champion
                   International Corp.)                     5.500        10/01/2018     10/01/2005 1        1,545,000
----------------------------------------------------------------------------------------------------------------------
     400,000       Haywood County, NC IFPCFA (Champion
                   International Corp.)                     5.750        12/01/2025     12/01/2007 1          404,256
----------------------------------------------------------------------------------------------------------------------
      50,000       Haywood County, NC IFPCFA (Champion
                   International Corp.)                     6.250        09/01/2025     09/01/2005 1           51,462
----------------------------------------------------------------------------------------------------------------------
      50,000       Haywood County, NC IFPCFA (Champion
                   International Corp.)                     6.850        05/01/2014     05/01/2005 1           50,708
----------------------------------------------------------------------------------------------------------------------
   2,000,000       Kinston, NC Hsg. Authority (Kinston
                   Towers)                                  6.750        12/01/2018     06/01/2005 1        2,044,320
----------------------------------------------------------------------------------------------------------------------
      85,000       Martin County, NC IFPCFA
                   (Weyerhaeuser Company)                   5.650        12/01/2023     12/01/2005 1           85,319
----------------------------------------------------------------------------------------------------------------------
   1,110,000       Martin County, NC IFPCFA
                   (Weyerhaeuser Company)                   6.000        11/01/2025     11/01/2007 1        1,139,071
----------------------------------------------------------------------------------------------------------------------
   5,905,000       Martin County, NC IFPCFA
                   (Weyerhaeuser Company)                   6.800        05/01/2024     05/01/2005 1        6,050,499
----------------------------------------------------------------------------------------------------------------------
     590,000       NC Eastern Municipal Power Agency,
                   Series B                                 5.500        01/01/2017     01/01/2005 1          591,475
---------------------------------------------------------------------------------------------------------------------


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
 $   415,000       NC Eastern Municipal Power Agency,
                   Series B                                 5.500%       01/01/2021     01/01/2005 1   $      415,938
----------------------------------------------------------------------------------------------------------------------
     790,000       NC Eastern Municipal Power Agency,
                   Series B                                 5.500        01/01/2021     01/01/2005 1          791,785
----------------------------------------------------------------------------------------------------------------------
      30,000       NC Eastern Municipal Power Agency,
                   Series B                                 6.250        01/01/2023     01/01/2005 1           30,099
----------------------------------------------------------------------------------------------------------------------
      45,000       NC HFA, Series H                         5.950        07/01/2021     01/01/2006 1           46,459
----------------------------------------------------------------------------------------------------------------------
       5,000       NC HFA, Series JJ                        6.450        09/01/2027     03/01/2008 1            5,160
----------------------------------------------------------------------------------------------------------------------
      10,000       NC HFA, Series Z                         6.600        09/01/2026     09/01/2006 1           10,209
----------------------------------------------------------------------------------------------------------------------
      10,000       NC Medical Care Commission Hospital
                   (Almance Health System)                  5.500        08/15/2013     02/15/2005 1           10,126
----------------------------------------------------------------------------------------------------------------------
   1,000,000       NC Student Education Assistance
                   Authority (Guaranteed Student Loan)      6.350        07/01/2016     07/01/2006 1        1,047,190
                                                                                                       ---------------
                                                                                                           14,958,189
----------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
      10,000       ND HFA                                   5.950        07/01/2010     01/01/2009 1           10,131
----------------------------------------------------------------------------------------------------------------------
OHIO--2.8%
     975,000       Cleveland, OH Airport (Continental
                   Airlines)                                5.500        12/01/2008     01/09/2007 2          905,034
----------------------------------------------------------------------------------------------------------------------
      50,000       Columbus, OH Sewer Improvement Bonds     6.000        09/15/2010     03/15/2005 1           50,393
----------------------------------------------------------------------------------------------------------------------
      15,000       Conneaut, OH Hsg. (Section 8
                   Assisted Project)                        5.625        07/01/2022     07/01/2006 1           15,258
----------------------------------------------------------------------------------------------------------------------
      30,000       Coshocton County, OH Solid Waste
                   Disposal (Stone Container Corp.)         7.875        08/01/2013     02/01/2005 1           30,380
----------------------------------------------------------------------------------------------------------------------
      10,000       Cuyahoga County, OH Hospital
                   (University Hospitals of Cleveland)      9.000        06/01/2011     06/01/2005 1           12,104
----------------------------------------------------------------------------------------------------------------------
   1,500,000       Eaton, OH Industrial Devel. (Baxter
                   International)                           6.500        12/01/2012     06/01/2005 1        1,558,500
----------------------------------------------------------------------------------------------------------------------
      75,000       Fairfield County, OH Hospital
                   Improvement (Lancaster-Fairfield
                   Community Hospital)                      5.500        06/15/2021     06/15/2005 1           75,902
----------------------------------------------------------------------------------------------------------------------
      25,000       Lorain County, OH Elderly Hsg.
                   Corp. (Harr Plaza)                       6.375        07/15/2019     07/15/2005 1           25,126
----------------------------------------------------------------------------------------------------------------------
      25,000       Montgomery County, OH Multifamily
                   Hsg. (Creekside Villas)                  6.000        09/01/2031     09/01/2009 1           25,906
----------------------------------------------------------------------------------------------------------------------
      85,000       Mount Vernon, OH City School
                   District                                 5.850        12/01/2019     06/01/2005 1           86,099
----------------------------------------------------------------------------------------------------------------------
   3,000,000       OH Air Quality Devel. Authority
                   (Cleveland Electric Illuminating
                   Company)                                 6.000        12/01/2013     12/01/2009 1        3,162,570
----------------------------------------------------------------------------------------------------------------------
   1,500,000       OH Air Quality Devel. Authority
                   (Cleveland Electric Illuminating
                   Company)                                 6.100        08/01/2020     08/01/2009 1        1,517,250
----------------------------------------------------------------------------------------------------------------------
      20,000       OH Air Quality Devel. Authority
                   (Cleveland Electric Illuminating
                   Company)                                 7.000        09/01/2009     03/01/2005 1           20,068
----------------------------------------------------------------------------------------------------------------------
      25,000       OH Air Quality Devel. Authority
                   (Cleveland Electric Illuminating
                   Company)                                 7.700        08/01/2025     08/01/2005 1           26,262
---------------------------------------------------------------------------------------------------------------------


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
 $   110,000       OH Air Quality Devel. Authority
                   (Dayton Power & Light Company)           6.400%       08/15/2027     02/15/2005 1   $      110,110
----------------------------------------------------------------------------------------------------------------------
     280,000       OH Air Quality Devel. Authority
                   (JMG Funding)                            6.375        01/01/2029     04/01/2005 1          286,468
----------------------------------------------------------------------------------------------------------------------
   1,000,000       OH Air Quality Devel. Authority
                   (JMG Funding)                            6.375        04/01/2029     04/01/2005 1        1,023,100
----------------------------------------------------------------------------------------------------------------------
      20,000       OH Air Quality Devel. Authority
                   (Pennsylvania Power & Light Company)     5.900        05/01/2018     05/01/2005 1           20,205
----------------------------------------------------------------------------------------------------------------------
      15,000       OH Air Quality Devel. Authority
                   (Pennsylvania Power & Light Company)     5.900        05/01/2018     05/01/2005 1           15,153
----------------------------------------------------------------------------------------------------------------------
      45,000       OH Air Quality Devel. Authority
                   (Pennsylvania Power & Light Company)     6.150        08/01/2023     02/01/2005 1           46,043
----------------------------------------------------------------------------------------------------------------------
      10,000       OH Education Loan, Series A              5.850        12/01/2019     06/01/2009 1           10,507
----------------------------------------------------------------------------------------------------------------------
     240,000       OH Environmental Facilities (Ford
                   Motor Company)                           5.950        09/01/2029     09/01/2011 1          245,736
----------------------------------------------------------------------------------------------------------------------
     275,000       OH HFA                                   5.750        09/01/2030     07/01/2009 1          279,381
----------------------------------------------------------------------------------------------------------------------
      15,000       OH HFA                                   6.050        09/01/2017     09/01/2007 1           15,814
----------------------------------------------------------------------------------------------------------------------
      35,000       OH HFA                                   6.300        09/01/2017     03/01/2005 1           35,806
----------------------------------------------------------------------------------------------------------------------
   8,445,000       OH Water Devel. Authority
                   (Cleveland Electric Illuminating
                   Company)                                 7.700        08/01/2025     08/01/2005 1        8,876,877
----------------------------------------------------------------------------------------------------------------------
     200,000       OH Water Devel. Authority (Dayton
                   Power & Light Company)                   6.400        08/15/2027     02/15/2005 1          204,990
----------------------------------------------------------------------------------------------------------------------
      25,000       OH Water Devel. Authority (General
                   Motors Corp.)                            5.900        06/15/2008     06/15/2005 1           25,049
----------------------------------------------------------------------------------------------------------------------
      50,000       OH Water Devel. Authority
                   (Pennsylvania Power & Light Company)     6.150        08/01/2023     02/01/2005 1           51,159
----------------------------------------------------------------------------------------------------------------------
      15,000       OH Water Devel. Authority (Pure
                   Water)                                   5.500        12/01/2011     12/01/2005 1           15,194
----------------------------------------------------------------------------------------------------------------------
      10,000       OH Water Devel. Authority (Pure
                   Water)                                   5.500        12/01/2018     06/01/2005 1           10,026
----------------------------------------------------------------------------------------------------------------------
      25,000       Shawnee, OH State University
                   General Receipts, Series A               7.100        06/01/2009     06/01/2005 1           25,051
----------------------------------------------------------------------------------------------------------------------
   9,450,000       Toledo-Lucas County, OH Port
                   Authority (Bax Global)                   6.250        11/01/2013     07/19/2010 1        9,566,613
----------------------------------------------------------------------------------------------------------------------
      10,000       Warren County, OH Sewer System           6.700        12/01/2016     06/01/2005 1           10,174
                                                                                                       ---------------
                                                                                                           28,384,308
----------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.2%
      85,000       OK HFA (Homeownership Loans)             8.050        03/01/2027     09/01/2008 1           85,743
----------------------------------------------------------------------------------------------------------------------
      35,000       Rogers County, OK HFA (Multifamily
                   Hsg.), Series A                          7.750        08/01/2023     02/01/2005 1           35,118
----------------------------------------------------------------------------------------------------------------------
   4,195,000       Tulsa, OK Municipal Airport Trust
                   (American Airlines)                      5.375        12/01/2035     12/01/2006 4        4,090,461
----------------------------------------------------------------------------------------------------------------------
   3,000,000       Tulsa, OK Municipal Airport Trust
                   (American Airlines)                      5.650        12/01/2035     12/01/2008 4        2,874,960
----------------------------------------------------------------------------------------------------------------------


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
 $ 5,000,000       Tulsa, OK Municipal Airport Trust
                   (American Airlines)                      6.000%       06/01/2035     12/01/2008 4   $    4,850,800
                                                                                                       ---------------
                                                                                                           11,937,082
----------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
      10,000       Eugene, OR Trojan Nuclear Project        5.900        09/01/2009     03/01/2005 1           10,108
----------------------------------------------------------------------------------------------------------------------
      25,000       OR GO                                    6.375        08/01/2024     08/01/2005 1           25,085
----------------------------------------------------------------------------------------------------------------------
     150,000       OR Hsg. & Community Services Dept.
                   (Mulitfamily), Series A                  5.950        07/01/2030     07/01/2010 1          155,097
----------------------------------------------------------------------------------------------------------------------
      25,000       OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A           5.450        07/01/2024     07/01/2005 1           25,111
----------------------------------------------------------------------------------------------------------------------
     100,000       OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A           5.800        07/01/2016     07/01/2007 1          102,607
----------------------------------------------------------------------------------------------------------------------
      10,000       OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A           6.200        07/01/2027     07/01/2009 1           10,439
----------------------------------------------------------------------------------------------------------------------
     250,000       OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series F           5.650        07/01/2028     07/01/2009 1          256,305
----------------------------------------------------------------------------------------------------------------------
     110,000       OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series H           6.000        07/01/2027     07/01/2008 1          113,368
----------------------------------------------------------------------------------------------------------------------
     100,000       OR Hsg. & Community Services Dept.,
                   Series B                                 5.900        07/01/2019     07/01/2009 1          104,994
----------------------------------------------------------------------------------------------------------------------
      20,000       OR Hsg. (Elderly & Disabled Hsg.)        6.300        08/01/2026     08/01/2006 1           20,399
----------------------------------------------------------------------------------------------------------------------
      50,000       Port St. Helen's, OR Pollution
                   Control (Portland General Electric
                   Company)                                 7.125        12/15/2014     06/15/2005 1           50,813
                                                                                                       ---------------
                                                                                                              874,326
----------------------------------------------------------------------------------------------------------------------
OTHER STATES--1.1%
  10,000,000       Charter Mac Equity Issuer Trust,
                   Series B3-1                              6.000        04/30/2015     04/30/2015         10,665,200
----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.4%
   1,250,000       Allegheny County, PA HDA (West Penn
                   Allegheny Health System)                 9.250        11/15/2022     11/15/2012 1        1,454,600
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Allegheny County, PA HDA (West Penn
                   Allegheny Health System)                 9.250        11/15/2030     11/15/2010 1        1,163,680
----------------------------------------------------------------------------------------------------------------------
   1,800,000       Carbon County, PA IDA (Panther
                   Creek Partners)                          6.650        05/01/2010     11/17/2007 2        1,952,532
----------------------------------------------------------------------------------------------------------------------
      50,000       Delaware County Authority, PA
                   (Villanova University)                   5.800        08/01/2025     08/01/2005 1           51,889
----------------------------------------------------------------------------------------------------------------------
   4,000,000       PA Beaver County IDA (Toledo Edison
                   Company)                                 7.625        05/01/2020     05/01/2005 1        4,139,280
----------------------------------------------------------------------------------------------------------------------
   2,000,000       PA EDFA (Colver)                         7.125        12/01/2015     06/01/2005 1        2,046,900
----------------------------------------------------------------------------------------------------------------------
   5,300,000       PA EDFA (Colver)                         7.150        12/01/2018     06/01/2005 1        5,426,193
----------------------------------------------------------------------------------------------------------------------
  12,300,000       PA EDFA (National Gypsum Company)        6.125        11/02/2027     11/02/2010 1       12,920,289
----------------------------------------------------------------------------------------------------------------------
   3,120,000       PA EDFA (National Gypsum Company)        6.250        11/01/2027     04/01/2011 1        3,304,766
----------------------------------------------------------------------------------------------------------------------
   9,000,000       PA EDFA (Northampton Generating)         6.400        01/01/2009     01/01/2005 1        9,102,240
----------------------------------------------------------------------------------------------------------------------
   2,000,000       PA EDFA (Northampton Generating)         6.500        01/01/2013     01/01/2006 1        2,021,760
----------------------------------------------------------------------------------------------------------------------


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
 $   435,000       PA EDFA (Northampton Generating)         6.750%       01/01/2007     07/12/2005 2   $      449,438
----------------------------------------------------------------------------------------------------------------------
      25,000       PA HFA (Single Family Mtg.), Series
                   60A                                      5.750        04/01/2017     04/01/2009 1           25,980
----------------------------------------------------------------------------------------------------------------------
      40,000       PA Philadelphia Airport System,
                   Series A                                 6.000        06/15/2015     06/15/2005 1           41,388
----------------------------------------------------------------------------------------------------------------------
     500,000       Philadelphia, PA Authority for
                   Industrial Devel. (Cathedral
                   Village)                                 5.750        04/01/2034     04/01/2006 4          500,075
                                                                                                       ---------------
                                                                                                           44,601,010
----------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.4%
      50,000       RI H&EB Corp. (United Methodist)         7.500        11/01/2014     11/01/2005 1           51,160
----------------------------------------------------------------------------------------------------------------------
      30,000       RI Student Loan Authority                6.450        12/01/2015     12/01/2005 1           31,072
----------------------------------------------------------------------------------------------------------------------
   1,030,000       RI Tobacco Settlement Financing
                   Corp. (TASC)                             6.250        06/01/2042     06/20/2026 2          958,024
----------------------------------------------------------------------------------------------------------------------
  24,175,000       RI Tobacco Settlement Financing
                   Corp. (TASC), Series A                   6.125        06/01/2032     09/25/2018 2       22,770,433
                                                                                                       ---------------
                                                                                                           23,810,689
----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--4.3%
      65,000       Charleston County, SC Hospital
                   Facilities (Bon Secours Health
                   System)                                  5.625        08/15/2025     02/15/2005 1           66,176
----------------------------------------------------------------------------------------------------------------------
      85,000       Charleston County, SC Hospital
                   Facilities (Medical Society Health)      5.500        10/01/2019     04/01/2005 1           85,257
----------------------------------------------------------------------------------------------------------------------
      50,000       Charleston County, SC Hospital
                   Facilities (Medical Society Health)      6.000        10/01/2009     04/01/2005 1           50,191
----------------------------------------------------------------------------------------------------------------------
   2,210,000       Darlington County, SC IDR (Sonoco
                   Products Company)                        6.000        04/01/2026     04/01/2006 1        2,309,848
----------------------------------------------------------------------------------------------------------------------
     820,000       Darlington County, SC IDR (Sonoco
                   Products Company)                        6.125        06/01/2025     06/01/2007 1          845,207
----------------------------------------------------------------------------------------------------------------------
     260,000       Florence County, SC IDR (Stone
                   Container Corp.)                         7.375        02/01/2007     02/01/2005 1          262,254
----------------------------------------------------------------------------------------------------------------------
   2,315,000       Richland County, SC Environmental
                   Improvement (International Paper
                   Company)                                 6.100        04/01/2023     04/01/2014 1        2,470,267
----------------------------------------------------------------------------------------------------------------------
      65,000       Richland-Lexington, SC Airport
                   District (Columbia Metropolitan
                   Airport)                                 5.700        01/01/2026     01/01/2007 1           67,109
----------------------------------------------------------------------------------------------------------------------
      15,000       SC Hsg. Finance & Redevel.
                   Authority (Westbury Place)               6.050        07/01/2027     01/01/2005 1           15,014
----------------------------------------------------------------------------------------------------------------------
      20,000       SC Hsg. Finance & Redevel.
                   Authority, Series A-2                    6.750        07/01/2026     07/01/2006 1           20,420
----------------------------------------------------------------------------------------------------------------------
      10,000       SC Jobs-Economic Devel. Authority
                   (Plasti-Line, Inc.)                      6.250        07/01/2017     07/01/2005 1           10,012
----------------------------------------------------------------------------------------------------------------------
  10,630,000       SC Tobacco Settlement Management
                   Authority, Series B                      6.000        05/15/2022     06/05/2010 2       10,521,787
----------------------------------------------------------------------------------------------------------------------
  17,350,000       SC Tobacco Settlement Management
                   Authority, Series B                      6.375        05/15/2028     07/05/2014 2       16,896,471
----------------------------------------------------------------------------------------------------------------------
   1,990,000       SC Tobacco Settlement Management
                   Authority, Series B                      6.375        05/15/2030     04/28/2017 2        1,912,569
----------------------------------------------------------------------------------------------------------------------
     130,000       SC Western Carolina Regional Sewer
                   Authority                                5.500        03/01/2010     03/01/2005 1          130,724
---------------------------------------------------------------------------------------------------------------------


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*            VALUE
----------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
 $ 7,500,000       Spartanburg County, SC Solid Waste
                   Disposal Facilities (BMW US Capital
                   Corp.)                                   7.550%       11/01/2024     05/01/2005 1   $    7,858,500
                                                                                                       ---------------
                                                                                                           43,521,806
----------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.3%
   3,510,000       SD Educational Enhancement Funding
                   Corp. Tobacco Settlement                 6.500        06/01/2032     12/13/2015 2        3,450,260
----------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.6%
      80,000       Humphreys County, TN IDB (E.I.
                   DuPont de Nemours & Company)             6.700        05/01/2024     05/01/2005 1           81,837
----------------------------------------------------------------------------------------------------------------------
   5,870,000       Maury County, TN IDB (General
                   Motors Company)                          6.500        09/01/2024     03/01/2005 1        6,018,041
----------------------------------------------------------------------------------------------------------------------
      15,000       Memphis, TN HFC (Saint's Court
                   Apartments)                              6.000        09/01/2013     09/01/2007 1           15,247
----------------------------------------------------------------------------------------------------------------------
      25,000       Metropolitan Government Nashville &
                   Davidson County, TN Water & Sewer        5.500        01/01/2016     01/01/2005 1           25,065
----------------------------------------------------------------------------------------------------------------------
      35,000       South Fulton, TN IDB (Tyson Foods)       6.350        10/01/2015     10/01/2005 1           36,075
----------------------------------------------------------------------------------------------------------------------
      50,000       South Fulton, TN IDB (Tyson Foods)       6.400        10/01/2020     10/01/2005 1           52,018
----------------------------------------------------------------------------------------------------------------------
      15,000       TN Hsg. Devel. Agency                    5.850        07/01/2023     07/01/2009 1           15,191
----------------------------------------------------------------------------------------------------------------------
      15,000       TN Hsg. Devel. Agency                    6.375        07/01/2022     07/01/2008 1           15,145
                                                                                                       ---------------
                                                                                                            6,258,619
----------------------------------------------------------------------------------------------------------------------
TEXAS--10.0%
   1,020,000       Alliance Airport Authority, TX
                   (Federal Express Corp.)                  6.375        04/01/2021     04/01/2006 1        1,067,828
----------------------------------------------------------------------------------------------------------------------
     295,000       Austin, TX Airport System, Series A      6.125        11/15/2025     11/15/2005 1          309,735
----------------------------------------------------------------------------------------------------------------------
     475,000       Bexar, TX Metropolitan Water
                   District                                 6.000        05/01/2015     05/01/2005 1          490,134
----------------------------------------------------------------------------------------------------------------------
      45,000       Brazos County, TX HFDC (St. Joseph
                   Hospital & Health Center)                6.000        01/01/2013     01/01/2005 1           45,522
----------------------------------------------------------------------------------------------------------------------
   4,400,000       Brazos River Authority, TX
                   (Centerpoint Energy)                     7.750        12/01/2018     12/01/2008 1        4,858,260
----------------------------------------------------------------------------------------------------------------------
  14,085,000       Brazos River Authority, TX (TXU
                   Energy Company)                          6.750        04/01/2038     04/01/2013 4       16,353,108
----------------------------------------------------------------------------------------------------------------------
      15,000       Brazos River Authority, TX (TXU
                   Energy Company)                          6.750        10/01/2038     10/01/2014 1           16,397
----------------------------------------------------------------------------------------------------------------------
   6,250,000       Brazos River Authority, TX (TXU
                   Energy Company)                          7.700        04/01/2033     04/01/2013 1        7,432,875
----------------------------------------------------------------------------------------------------------------------
     250,000       Brazos River, TX Harbor Navigation
                   District (Dow Chemical Company)          6.625        05/15/2033     05/15/2012 1          276,170
----------------------------------------------------------------------------------------------------------------------
     610,000       Dallas, TX Hsg. Corp. (Estell
                   Village Apartments)                      7.875        12/01/2009     06/01/2005 1          628,709
----------------------------------------------------------------------------------------------------------------------
   7,615,000       Dallas-Fort Worth, TX International
                   Airport (American Airlines)              6.050        05/01/2029     11/01/2005 4        7,438,027
----------------------------------------------------------------------------------------------------------------------
  10,000,000       Dallas-Fort Worth, TX International
                   Airport DRIVER S 5                       8.663 6      11/01/2021     11/01/2009 1       11,476,300
----------------------------------------------------------------------------------------------------------------------
   7,500,000       Dallas-Fort Worth, TX International
                   Airport DRIVER S 5                       9.912 6      01/01/2035     01/01/2009 1        9,150,150
----------------------------------------------------------------------------------------------------------------------


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
 $ 8,455,000       Dallas-Fort Worth, TX International
                   Airport Facility Improvement Corp.
                   (Learjet)                                6.150%       01/01/2016     01/01/2008 1   $    8,534,984
----------------------------------------------------------------------------------------------------------------------
      15,000       Dilley, TX Special Project
                   (Department of Criminal Justice)         7.000        04/01/2009     04/01/2005 1           15,180
----------------------------------------------------------------------------------------------------------------------
      30,000       Grand Prairie, TX Hsg. Finance
                   Corporation (Windsor Hsg.
                   Foundation)                              6.875        02/01/2025     02/01/2005 1           30,717
----------------------------------------------------------------------------------------------------------------------
   8,605,000       Guadalupe, TX Blanco River
                   Authority (E.I. DuPontde Nemours &
                   Company)                                 6.350        07/01/2022     07/01/2005 1        8,791,126
----------------------------------------------------------------------------------------------------------------------
      50,000       Harris County, TX Water Control &
                   Improvement District                     6.000        05/01/2013     05/01/2005 1           50,583
----------------------------------------------------------------------------------------------------------------------
      50,000       Harrison County, TX HFDC (Marshall
                   Regional Medical Center)                 5.500        01/01/2018     01/01/2010 1           52,217
----------------------------------------------------------------------------------------------------------------------
   2,343,000       Heart of TX HFC (Waco Parkside
                   Village)                                 7.400        09/20/2035     09/20/2011 1        2,567,975
----------------------------------------------------------------------------------------------------------------------
  11,670,000       Lower CO River Authority, TX
                   Pollution Control (Samsung
                   Electronics Company)                     6.375        04/01/2027     04/01/2007 1       12,594,964
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Lower Neches Valley, TX IDC (Mobil
                   Oil Refining Corp.)                      6.400        03/01/2030     03/01/2005 1        1,023,090
----------------------------------------------------------------------------------------------------------------------
     250,000       Lubbock, TX HFC (Las Colinas Quail
                   Creek Apartments)                        6.750        07/01/2012     07/01/2012 1          257,620
----------------------------------------------------------------------------------------------------------------------
      85,000       Matagorda County, TX Navigation
                   District (Centerpoint Energy)            8.000        05/01/2029     04/10/2008 1           94,286
----------------------------------------------------------------------------------------------------------------------
     120,000       Matagorda County, TX Navigation
                   District No. 1 (Central Power &
                   Light)                                   6.000        07/01/2028     01/01/2005 1          122,620
----------------------------------------------------------------------------------------------------------------------
     500,000       McLennan County, TX Junior College
                   District                                 5.750        04/15/2015     04/15/2006 1          521,530
----------------------------------------------------------------------------------------------------------------------
   1,750,000       North Forest, TX Independent School
                   District GO                              6.000        08/15/2025     02/15/2006 1        1,800,873
----------------------------------------------------------------------------------------------------------------------
     165,000       Ranger, TX Hsg. Corp. (Ranger
                   Apartments)                              7.500        03/01/2009     03/01/2005 1          173,676
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Ranger, TX Hsg. Corp. (Ranger
                   Apartments), Series A                    8.800        03/01/2024     03/01/2005 1        1,056,550
----------------------------------------------------------------------------------------------------------------------
      10,000       Royse City, TX Certificates of
                   Obligation                               6.500        08/01/2006     02/01/2005 1           10,029
----------------------------------------------------------------------------------------------------------------------
     500,000       South Plains, TX Regional Hsg.
                   Authority (Section8)                     6.900        08/01/2009     08/01/2007 1          511,150
----------------------------------------------------------------------------------------------------------------------
      55,000       Trinity, TX River Authority (Red
                   Oak Sewer)                               7.600        02/01/2009     02/01/2005 1           55,488
----------------------------------------------------------------------------------------------------------------------
      10,000       Trinity, TX River Authority Cade
                   Branch Wastewater                        6.350        08/01/2013     02/15/2005 1           10,328
----------------------------------------------------------------------------------------------------------------------
     310,000       TX Department of Hsg. & Community
                   Affairs (Single Family)                  5.800        09/01/2029     09/01/2007 1          319,939
----------------------------------------------------------------------------------------------------------------------
      40,000       TX Department of Hsg. & Community
                   Affairs (Single Family)                  6.000        03/01/2017     09/01/2008 1           40,207
----------------------------------------------------------------------------------------------------------------------
      45,000       TX GO                                    5.750        08/01/2020     08/01/2005 1           45,710
----------------------------------------------------------------------------------------------------------------------
      25,000       TX GO                                    6.250        12/01/2026     12/01/2010 1           25,227
----------------------------------------------------------------------------------------------------------------------


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
 $    10,000       TX Panhandle Elderly Apartments
                   Corp. (Pampa Partnership LTD)            7.000%       05/01/2010     06/18/2008 2   $        9,844
----------------------------------------------------------------------------------------------------------------------
   2,385,000       TX Panhandle HFA (Amarillo
                   Affordable Hsg.)                         6.625        03/01/2020     03/01/2012 1        2,483,906
----------------------------------------------------------------------------------------------------------------------
      25,000       TX State College Student Loans           6.000        08/01/2016     02/01/2005 1           25,040
----------------------------------------------------------------------------------------------------------------------
      75,000       TX State College Student Loans           6.000        08/01/2019     02/01/2005 1           76,973
----------------------------------------------------------------------------------------------------------------------
      45,000       TX State Veterans Hsg. Assistance,
                   Series B                                 6.100        06/01/2031     12/01/2009 1           48,046
----------------------------------------------------------------------------------------------------------------------
      50,000       TX State Veterans Hsg. Assistance,
                   Series B-1                               5.700        12/01/2014     12/01/2005 1           50,587
----------------------------------------------------------------------------------------------------------------------
     760,000       West Side Calhoun County, TX Naval
                   District (Union Carbide Chemical &
                   Plastics)                                6.400        05/01/2023     05/01/2023            759,856
                                                                                                       ---------------
                                                                                                          101,703,536
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.3%
   1,925,000       Puerto Rico Municipal Finance
                   Agency RITES 5                           8.945 6      08/01/2013     08/01/2009 1        2,434,374
----------------------------------------------------------------------------------------------------------------------
     750,000       V.I.  Public Finance Authority,
                   Series A                                 6.375        10/01/2019     10/01/2010 1          866,033
                                                                                                       ---------------
                                                                                                            3,300,407
----------------------------------------------------------------------------------------------------------------------
UTAH--1.3%
  12,560,000       Emery County, UT Environmental
                   Improvement (Pacificorp)                 6.150        09/01/2030     09/01/2006 1       13,180,464
----------------------------------------------------------------------------------------------------------------------
     205,000       Emery County, UT Pollution Control
                   (Pacificorp)                             5.625        11/01/2023     05/01/2005 1          207,456
----------------------------------------------------------------------------------------------------------------------
      35,000       Emery County, UT Pollution Control
                   (Pacificorp)                             5.650        11/01/2023     11/01/2005 1           35,438
----------------------------------------------------------------------------------------------------------------------
       5,000       UT HFA                                   5.950        01/01/2024     07/01/2007 1            5,118
----------------------------------------------------------------------------------------------------------------------
       5,000       UT HFA                                   6.150        07/01/2025     01/01/2006 1            5,054
----------------------------------------------------------------------------------------------------------------------
      60,000       UT HFA                                   6.450        07/01/2027     01/01/2008 1           61,024
----------------------------------------------------------------------------------------------------------------------
      20,000       UT HFA (Colonial Pointe Apartments)      6.750        07/20/2036     01/20/2006 1           20,853
----------------------------------------------------------------------------------------------------------------------
      30,000       UT State Building Ownership
                   Authority, Series A                      5.750        08/15/2011     02/15/2005 1           30,125
----------------------------------------------------------------------------------------------------------------------
      20,000       UT University Campus Facilities
                   System, Series A                         6.750        10/01/2014     04/01/2005 1           20,659
                                                                                                       ---------------
                                                                                                           13,566,191
----------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
      40,000       VT E&HBFA (Lyndon Institute)             6.000        12/01/2006     07/25/2005 2           40,728
----------------------------------------------------------------------------------------------------------------------
      50,000       VT E&HBFA (Lyndon Institute)             6.600        12/01/2014     12/01/2006 1           52,174
----------------------------------------------------------------------------------------------------------------------
      35,000       VT HFA (Multifamily Hsg.), Series A      5.750        02/15/2029     02/15/2009 1           35,945
----------------------------------------------------------------------------------------------------------------------
      95,000       VT HFA (Single Family), Series 11A       5.900        05/01/2019     07/15/2006 3           95,860
----------------------------------------------------------------------------------------------------------------------
      15,000       VT HFA (Single Family), Series 9         5.900        05/01/2029     06/01/2009 1           15,493
                                                                                                       ---------------
                                                                                                              240,200
----------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.9%
      25,000       Alexandria, VA IDA (Alexandria
                   Hospital)                                5.500        07/01/2014     01/01/2005 1           25,245
----------------------------------------------------------------------------------------------------------------------


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------


   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*             VALUE
----------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
 $ 2,985,000       Fairfax County, VA Redevel. & Hsg.
                   Authority (Burke Shire Commons)          7.600%       10/01/2036     10/01/2006 1   $    3,323,708
----------------------------------------------------------------------------------------------------------------------
      25,000       Harrisonburg, VA IDA (Rockingham
                   Memorial Hospital)                       5.250        12/01/2022     06/01/2005 1           25,043
----------------------------------------------------------------------------------------------------------------------
      25,000       Harrisonburg, VA IDA (Rockingham
                   Memorial Hospital)                       5.750        12/01/2013     12/01/2005 1           25,071
----------------------------------------------------------------------------------------------------------------------
   1,385,000       Isle Wight County, VA IDA Solid
                   Waste (Union Camp Corp.)                 6.550        04/01/2024     04/01/2006 1        1,417,132
----------------------------------------------------------------------------------------------------------------------
      10,000       Manassas, VA GO, Series B                6.000        05/01/2014     05/01/2005 1           10,228
----------------------------------------------------------------------------------------------------------------------
   1,300,000       Pittsylvania County, VA IDA
                   (Multitrade of Pittsylvania)             7.450        01/01/2009     01/01/2005 1        1,326,000
----------------------------------------------------------------------------------------------------------------------
   6,750,000       Pittsylvania County, VA IDA
                   (Multitrade of Pittsylvania)             7.550        01/01/2019     01/01/2005 1        6,885,000
----------------------------------------------------------------------------------------------------------------------
     350,000       Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)          5.000        08/15/2010     08/15/2010            344,764
----------------------------------------------------------------------------------------------------------------------
   2,500,000       Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)          5.000        08/15/2011     08/15/2011          2,446,425
----------------------------------------------------------------------------------------------------------------------
   3,100,000       Pocahontas Parkway Association, VA
                   (Route 895 Connector Toll Road)          5.250        08/15/2008     08/15/2008          3,170,308
----------------------------------------------------------------------------------------------------------------------
      40,000       Southampton County, VA IDA Medical
                   Facilities Mtg.                          5.625        01/15/2022     07/15/2009 1           42,886
                                                                                                       ---------------
                                                                                                           19,041,810
----------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.7%
      15,000       King County, WA Hsg. Authority,
                   Series A                                 6.800        03/01/2026     03/01/2005 1           15,332
----------------------------------------------------------------------------------------------------------------------
      25,000       King County, WA Public Hospital
                   District (Valley Medical Center)         5.500        09/01/2017     03/01/2005 1           25,639
----------------------------------------------------------------------------------------------------------------------
     105,000       Pend Oreille County, WA Public
                   Utility District No. 1, Series A         6.375        01/01/2015     01/01/2006 1          108,981
----------------------------------------------------------------------------------------------------------------------
      20,000       Pierce County, WA Economic Devel.
                   Corp. (Occidental Petroleum Corp.)       5.800        09/01/2029     09/01/2005 1           20,043
----------------------------------------------------------------------------------------------------------------------
      25,000       South Columbia, WA Basin Irrigation
                   District                                 6.200        06/01/2005     06/01/2005 1           25,087
----------------------------------------------------------------------------------------------------------------------
   1,500,000       Vancouver, WA Downtown Redevel.
                   Authority (Conference Center)            6.000        01/01/2028     01/01/2014 1        1,598,145
----------------------------------------------------------------------------------------------------------------------
   2,175,000       WA Economic Devel. Finance
                   Authority (Lindal Cedar Homes)           5.800        11/01/2017     05/01/2005 1        2,273,114
----------------------------------------------------------------------------------------------------------------------
     100,000       WA HCF Authority (Harrison Memorial
                   Hospital)                                5.300        08/15/2014     02/15/2005 1           102,242
----------------------------------------------------------------------------------------------------------------------
      40,000       WA HFC (Virginia Mason Research
                   Center)                                  5.700        01/01/2024     01/01/2010 1           41,965
----------------------------------------------------------------------------------------------------------------------
      25,000       WA Hsg. Finance Commission (Clare
                   House Apartments)                        5.750        07/01/2030     07/01/2008 1           25,383
----------------------------------------------------------------------------------------------------------------------
     695,000       WA State Hsg. Finance Commission
                   (Antioch University)                     6.350        01/01/2027     01/01/2006 1          729,736
----------------------------------------------------------------------------------------------------------------------
      10,000       WA State Hsg. Finance Commission
                   (Gilman Meadows)                         7.400        01/01/2030     02/14/2007 1           10,221
----------------------------------------------------------------------------------------------------------------------


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                             EFFECTIVE
      AMOUNT                                               COUPON       MATURITY         MATURITY*         VALUE
----------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
 $ 1,755,000       WA Tobacco Settlement Authority
                   (TASC)                                   6.625%       06/01/2032     07/29/2017 2   $    1,726,551
                                                                                                       ---------------
                                                                                                            6,702,439
----------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.6%
   2,400,000       Berkeley County, WV Building
                   Commission (City Hospital)               6.500        11/01/2022     05/01/2005 1        2,401,656
----------------------------------------------------------------------------------------------------------------------
   1,000,000       Braxton County, WV Solid Waste
                   (Weyerhaeuser Company)                   6.500        04/01/2025     04/01/2005 1        1,028,800
----------------------------------------------------------------------------------------------------------------------
   1,080,000       Braxton County, WV Solid Waste
                   Disposal (Weyerhaeuser Company)          6.125        04/01/2026     10/23/2006 1        1,140,696
----------------------------------------------------------------------------------------------------------------------
      50,000       Jefferson County, WV Residental
                   Mtg., Series A                           7.750        01/01/2007     01/01/2005 1           50,017
----------------------------------------------------------------------------------------------------------------------
   1,025,000       Kanawha County, WV Industrial
                   Devel. (Union Carbide Chemical &
                   Plastics Company)                        8.000        08/01/2020     02/01/2005 1        1,026,363
----------------------------------------------------------------------------------------------------------------------
      25,000       Marshall County, WV Pollution
                   Control (Ohio Power Company)             5.900        04/01/2022     04/01/2005 1           25,044
----------------------------------------------------------------------------------------------------------------------
     260,000       Monongalia County, WV Pollution
                   Control (West Penn Power Company)        5.950        04/01/2013     04/01/2005 1          269,412
----------------------------------------------------------------------------------------------------------------------
      25,000       South Charleston, WV IDR (Union
                   Carbide Chemical & Plastics Company)     8.000        08/01/2020     02/01/2005 1           25,033
----------------------------------------------------------------------------------------------------------------------
     120,000       WV Hsg. Development, Series B            5.350        11/01/2032     05/01/2010 1          121,673
                                                                                                       ---------------
                                                                                                            6,088,694
----------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.8%
     500,000       Badger, WI Tobacco Asset
                   Securitization Corp.                     6.000        06/01/2017     07/12/2015 2          497,160
----------------------------------------------------------------------------------------------------------------------
  29,360,000       Badger, WI Tobacco Asset
                   Securitization Corp.                     6.125        06/01/2027     01/23/2010 2       29,322,713
----------------------------------------------------------------------------------------------------------------------
  14,755,000       Badger, WI Tobacco Asset
                   Securitization Corp.                     6.375        06/01/2032     11/28/2016 2       14,164,652
----------------------------------------------------------------------------------------------------------------------
      85,000       Janesville, WI Industrial Devel.
                   (Paramount Communications)               7.000        10/15/2017     04/15/2005 1           88,443
----------------------------------------------------------------------------------------------------------------------
      25,000       Superior, WI Water Supply
                   Facilities (Superior Water, Light &
                   Power Company)                           6.125        11/01/2021     11/01/2006 1           25,299
----------------------------------------------------------------------------------------------------------------------
   1,030,000       WI GO                                    5.300        05/01/2023     05/01/2008 1        1,036,262
----------------------------------------------------------------------------------------------------------------------
     105,000       WI GO                                    6.000        05/01/2027     11/01/2006 1          107,691
----------------------------------------------------------------------------------------------------------------------
   1,000,000       WI H&EFA (Hess Memorial Hospital
                   Association)                             7.875        11/01/2022     11/01/2005 1        1,056,820
----------------------------------------------------------------------------------------------------------------------
   1,310,000       WI H&EFA (National Regency of New
                   Berlin)                                  7.750        08/15/2015     02/15/2006 1        1,393,460
----------------------------------------------------------------------------------------------------------------------
      25,000       WI Hsg. & Economic Devel. Authority      5.800        11/01/2013     06/01/2005 1           25,285
----------------------------------------------------------------------------------------------------------------------
     625,000       WI Hsg. & Economic Devel.
                   Authority, Series A                      5.650        11/01/2023     04/01/2005 1          630,013
----------------------------------------------------------------------------------------------------------------------
      25,000       WI Hsg. & Economic Devel.
                   Authority, Series A                      5.800        11/01/2013     06/01/2005 1           25,284
----------------------------------------------------------------------------------------------------------------------
      35,000       WI Hsg. & Economic Devel.
                   Authority, Series A                      6.500        11/01/2026     07/01/2007 1           35,729
----------------------------------------------------------------------------------------------------------------------


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                            EFFECTIVE
      AMOUNT                                               COUPON        MATURITY       MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
 $    35,000       WI Hsg. & Economic Devel.
                   Authority, Series A                      6.850%       11/01/2012     01/01/2005 1   $       35,064
----------------------------------------------------------------------------------------------------------------------
      20,000       WI Hsg. & Economic Devel.
                   Authority, Series C                      5.875        11/01/2019     12/01/2005 1           20,224
                                                                                                       ---------------
                                                                                                           48,464,099
----------------------------------------------------------------------------------------------------------------------
WYOMING--1.6%
      20,000       Lincoln County, WY Pollution
                   Control (PacifiCorp)                     5.625        11/01/2021     11/01/2005 1           20,241
----------------------------------------------------------------------------------------------------------------------
  14,995,000       Sweetwater County, WY Pollution
                   Control (Idaho Power Company)            6.050        07/15/2026     07/15/2006 1       15,797,532
                                                                                                       ---------------
                                                                                                           15,817,773
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $974,994,673)                                              100.4%     1,016,856,284
----------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                         (0.4)        (3,562,836)
                                                                                        ------------------------------
                                   Net Assets                                                100.0%    $1,013,293,448
                                                                                        ==============================

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

3. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

4. Date of mandatory put.

5. Illiquid security. The aggregate value of illiquid securities as of December 31, 2004 was $72,043,473, which represents 7.11% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

6. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

7. Represents the current interest rate for a variable or increasing rate security.


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

Summary of Ratings December 31, 2004

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

Ratings                                                             Percent
----------------------------------------------------------------------------
AAA                                                                    14.0%
AA                                                                      3.1
A                                                                       9.6
BBB                                                                    68.8
BB                                                                      1.2
B                                                                       1.8
CCC                                                                     0.7
Not Rated                                                               0.8
                                                                      -----
Total                                                                 100.0%
                                                                      =====

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA        Atlanta Development Authority
CAU        Clark Atlanta University
CCC        Continuing Care Center
CDA        Communities Development Authority
COP        Certificates of Participation
DFA        Development Finance Authority
DRIVERS    Derivative Inverse Tax Exempt Receipts
E&HBFA     Educational Health Buildings Financing Agency
EDA        Economic Development Authority
EDC        Economic Development Corporation
EDFA       Economic Development Finance Authority
EF&CD      Environmental Facilities and Community Development
EFA        Educational Facilities Authority
FHA        Federal Housing Agency
FNMA       Federal National Mortgage Association
GO         General Obligation
H&EB       Health & Education Building
H&EFA      Health and Educational Facilities Authority
H&HEFA     Hospitals and Higher Education Facilities Authority
HCF        Health Care Facilities
HDA        Hospital Development Authority
HDC        Housing Development Corp.
HE&H       Higher Educational and Health
HF&D       Housing Finance and Development
HFA        Housing Finance Agency/Authority
HFC        Housing Finance Corp.
HFDC       Health Facilities Development Corp.
HOC        Housing Opportunities Commission
IDA        Industrial Development Agency


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

IDB        Industrial Development Board
IDC        Industrial Development Corporation
IDR        Industrial Development Revenue
IFA        Interim Finance Authority
IFPCFA     Industrial Facilities and Pollution Control Financing Authority
INFLOS     Inverse Floating Rate Securities
IRS        Inverse Rate Security
MFA        Mortgage Finance Authority
PARS       Periodic Auction Reset Securities
RITES      Residual Interest Tax Exempt Security
RWJ        Robert Wood Johnson
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands
VOA        Volunteers of America

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $975,152,864
                                              =============

Gross unrealized appreciation                 $ 42,206,138
Gross unrealized depreciation                     (502,718)
                                              -------------
Net unrealized appreciation                   $ 41,703,420
                                              =============


NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $72,772,067 as of December 31, 2004. Including the effect of leverage, inverse floaters represent 7.13% of the Fund's total assets as of December 31, 2004.

ILLIQUID SECURITIES. As of December 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)